                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-3706
                                  ---------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   AUGUST 31, 2004
                        --------------------------------------------------------
Date of reporting period:  FEBRUARY 29, 2004
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

[front cover]

FEBRUARY 29, 2004

American Century Investments
Semiannual Report

California Tax-Free Money Market
California Limited-Term Tax-Free
California Intermediate-Term Tax-Free
California Long-Term Tax-Free

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You........................................................  1

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA LIMITED-TERM TAX-FREE

CALIFORNIA INTERMEDIATE-TERM TAX-FREE

CALIFORNIA LONG-TERM TAX-FREE

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information.................................................... 45

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century California Tax-Free Money Market Fund and the American Century
California Limited-, Intermediate-, and Long-Term Tax-Free Funds for the six
months ended February 29, 2004. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century Investments has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the 95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century Investments has been a champion of many important investor and industry issues, which are outlined in a document titled PUTTING INVESTORS FIRST. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your commitment to American Century Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------

California Tax-Free Money Market - Performance

TOTAL RETURNS AS OF FEBRUARY 29, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                            1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET                 0.58%     1.90%      2.46%      3.31%      11/9/83
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
TAX-EXEMPT MONEY MARKET
FUNDS AVERAGE RETURNS        0.49%     1.74%      2.32%      3.42%(1)     --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(2)   20 of 63   9 of 46    8 of 36       --         --
--------------------------------------------------------------------------------

(1) Since 11/30/83, the date nearest the fund's inception for which data are available.

(2) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
A-1+                                         78%                   72%
--------------------------------------------------------------------------------
A-1                                          22%                   28%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
1-30 days                                    84%                   89%
--------------------------------------------------------------------------------
31-90 days                                    5%                    --
--------------------------------------------------------------------------------
91-180 days                                   9%                    --
--------------------------------------------------------------------------------
More than 180 days                            2%                   11%
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                      0.61%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                      0.61%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    0.90%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    0.93%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    1.00%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    1.03%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income taxes.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share,  it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------

California Tax-Free Money Market - Portfolio Commentary

BY TODD PARDULA, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

For the six months ended February 29, 2004, California Tax-Free Money Market outperformed the average return of the 63 California tax-exempt money market funds tracked by Lipper Inc. Over the long term, the fund has consistently outperformed its Lipper peer group average despite avoiding the generally higher-yielding securities that are subject to the federal alternative minimum tax. (See the previous page for additional performance information.)

ECONOMIC & MARKET REVIEW

Economic conditions improved during the six-month period. The U.S. economy expanded at a 6.1% annual rate in the second half of 2003--the economy's strongest six months in nearly 20 years. However, persistent weakness in the job market called into question the staying power of the economic recovery.

Labor market weakness and continued low inflation led the Federal Reserve to hold its short-term federal funds rate target steady at 1%, its lowest level since 1958. Money market yields were also generally stable during the six-month period. In the municipal money market, yields experienced some interim volatility but ended up little changed overall.

In California, Governor Arnold Schwarzenegger--elected in October after Gray
Davis was recalled--and the legislature continued to wrestle with the state's sizable budget shortfall. In December, the major credit rating agencies downgraded the state's debt, giving California the lowest rating of any state in the country. On a positive note, California voters went to the polls on March 2,
2004, and approved Propositions 57 and 58, which allow the state to issue longer-term bonds to help pay off more than $14 billion in short-term debt maturing in June. The rating agencies responded favorably, boosting their outlook for the state.

PORTFOLIO STRATEGY

The fund's average maturity shortened from 39 days to 24 days during the six-month period. The fund continued to emphasize short-term variable-rate demand notes (also known as "floaters"), which typically comprised about 75% of the portfolio. In our opinion, one-year municipal money market securities did not offer sufficient yield advantage over floaters to justify adding longer-term securities to the portfolio, especially as the economy strengthened.

However, we did take advantage of two opportunities early in the period to extend the fund's average maturity. In September, we bought some one-year notes issued by the Peninsula Corridor Joint Powers Board, which operates CalTrain in the San Francisco Bay Area. We also purchased nine-month credit-enhanced revenue anticipation notes issued by the state in late October.

Although these purchases extended the fund's average maturity out to 45 days, we allowed the average maturity to gradually shorten over the remainder of the period as the portfolio's longer-term securities moved closer to maturity.

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL
SECURITIES -- 100.0%

CALIFORNIA -- 100.0%
--------------------------------------------------------------------------------
      $ 9,995,000  ABN AMRO Leasetops
                   Certificates Trust COP, Series
                   2002-1, VRDN, 1.13%, 3/3/04
                   (FSA) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 8/28/02,
                   Cost $9,995,000)(1)                             $  9,995,000
--------------------------------------------------------------------------------
       11,728,222  ABN AMRO Leasetops
                   Certificates Trust Rev., Series
                   2003-1, VRDN, 1.13%, 3/3/04
                   (AMBAC) (SBBPA: ABN AMRO
                   Bank N.V.) (Acquired 1/29/03,
                   Cost $11,728,222)(1)                              11,728,222
--------------------------------------------------------------------------------
        2,260,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1997 D, VRDN, 0.96%, 3/4/04
                   (LOC: Bank of Nova Scotia)                         2,260,000
--------------------------------------------------------------------------------
        4,170,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   1999 G, (Capital Improvements
                   Financing Projects), VRDN,
                   1.03%, 3/4/04 (AMBAC)
                   (SBBPA: Dexia Public Finance
                   Bank SA)                                           4,170,000
--------------------------------------------------------------------------------
          840,000  Alameda-Contra Costa Schools
                   Financing Auth. COP, Series
                   2000 I, VRDN, 0.96%, 3/4/04
                   (AMBAC) (LOC: KBC Bank N.V.)                         840,000
--------------------------------------------------------------------------------
        1,550,000  Alvord Unified School District
                   Financing Corporation COP,
                   VRDN, 0.95%, 3/4/04 (LOC:
                   KBC Bank N.V.)                                     1,550,000
--------------------------------------------------------------------------------
        1,900,000  Anaheim Union High School
                   District COP, (School Facilities),
                   VRDN, 0.92%, 3/4/04 (FSA)
                   (SBBPA: Wachovia Bank N.A.)                        1,900,000
--------------------------------------------------------------------------------
        5,140,000  Apple Valley COP, (Public
                   Facilities Financing), VRDN,
                   0.95%, 3/4/04 (LOC: California
                   State Teacher's Retirement)                        5,140,000
--------------------------------------------------------------------------------
        1,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   (Point Loma Nazarene
                   University), VRDN, 1.00%,
                   3/4/04 (LOC: Allied Irish Bank
                   plc)                                               1,000,000
--------------------------------------------------------------------------------
        2,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2002 A, (Hamilin
                   School), VRDN, 1.00%, 3/4/04
                   (LOC: BNP Paribas)                                 2,000,000
--------------------------------------------------------------------------------
        8,000,000  Auburn Union School District
                   COP, VRDN, 0.94%, 3/4/04
                   (FSA) (LOC: Dexia Public
                   Finance Bank SA)                                   8,000,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,400,000  Barstow Multifamily Housing
                   Rev., (Desert Vista
                   Apartments), VRDN, 0.96%,
                   3/3/04 (LOC: FHLB)                              $  2,400,000
--------------------------------------------------------------------------------
        2,000,000  Berkeley Rev., (YMCA), VRDN,
                   0.93%, 3/4/04 (LOC: BNP
                   Paribas)                                           2,000,000
--------------------------------------------------------------------------------
       15,000,000  California Communities
                   Development Auth. Rev.,
                   Series 2002 A, (Biola
                   University), VRDN, 1.00%,
                   3/4/04 (LOC: Allied Irish
                   Bank plc)                                         15,000,000
--------------------------------------------------------------------------------
        3,295,000  California Department of
                   Water Resources Rev., (Power
                   Supply - 748), VRDN, 1.03%,
                   3/4/04 (LOC: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/27/03, Cost
                   $3,295,000)(1)                                     3,295,000
--------------------------------------------------------------------------------
        4,110,000  California Department of
                   Water Resources Rev., Series
                   2002 B2, VRDN, 0.96%,
                   3/1/04 (LOC: BNP Paribas)                          4,110,000
--------------------------------------------------------------------------------
        4,000,000  California Department of
                   Water Resources Rev., Series
                   2002 C4, VRDN, 0.96%,
                   3/4/04 (LOC: JPMorgan
                   Chase Bank, California State
                   Teacher's Retirement System)                       4,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of
                   Water Resources Rev., Series
                   2002 C5, VRDN, 0.96%,  3/4/04
                   (LOC: Dexia Public
                   Finance Bank SA)                                   6,000,000
--------------------------------------------------------------------------------
       13,000,000  California Department of
                   Water Resources Rev., Series
                   2002 C6, VRDN, 0.96%,
                   3/4/04 (AMBAC) (SBBPA:
                   Landesbank Baden-
                   Wurttemberg)                                      13,000,000
--------------------------------------------------------------------------------
       37,500,000  California Department of
                   Water Resources Rev., Series
                   2002 C7, VRDN, 0.97%,
                   3/4/04 (FSA) (LOC: Dexia
                   Public Finance Bank SA)                           37,500,000
--------------------------------------------------------------------------------
       10,000,000  California Department of
                   Water Resources Rev., Series
                   2002 C12, VRDN, 0.95%,
                   3/4/04 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale)                    10,000,000
--------------------------------------------------------------------------------
       25,000,000  California Department of
                   Water Resources Rev., Series
                   2002 C14, VRDN, 0.93%,
                   3/4/04 (LOC: Westdeutsch
                   Landesbank Girozentrale)                          25,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of
                   Water Resources Rev., Series
                   2002 C16, VRDN, 0.95%,
                   3/4/04 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,000,000  California Department of
                   Water Resources Rev., Series
                   2002 C17, VRDN, 0.95%,
                   3/4/04 (LOC: Bank of New
                   York)                                           $  6,000,000
--------------------------------------------------------------------------------
        6,000,000  California Department of
                   Water Resources Rev., Series
                   2002 C18, VRDN, 0.96%,
                   3/4/04 (LOC: Bank of New
                   York)                                              6,000,000
--------------------------------------------------------------------------------
        2,400,000  California Economic
                   Development Financing Auth.
                   Rev., (Volk Enterprises Inc.),
                   VRDN, 0.97%, 3/4/04 (LOC:
                   Harris Trust & Savings Bank)
                   (Acquired 2/6/02-1/13/04,
                   Cost $2,400,000)(1)                                2,400,000
--------------------------------------------------------------------------------
       10,500,000  California Educational Facilities
                   Auth. Rev., (Chapman
                   University), VRDN, 1.05%,
                   3/3/04 (LOC: Allied Irish
                   Bank plc)                                         10,500,000
--------------------------------------------------------------------------------
        3,860,000  California Educational Facilities
                   Auth. Rev., Series 2002 A, (Art
                   Center Design College), VRDN,
                   1.00%, 3/4/04 (LOC: Allied
                   Irish Bank plc)                                    3,860,000
--------------------------------------------------------------------------------
        7,405,000  California Educational Facilities
                   Auth. Rev., Series 2002 B, (Art
                   Center Design College), VRDN,
                   1.00%, 3/4/04 (LOC: Allied
                   Irish Bank plc)                                    7,405,000
--------------------------------------------------------------------------------
       10,000,000  California GO, (PT 1210),
                   VRDN, 0.99%, 3/4/04 (MBIA)
                   (SBBPA: Merrill Lynch Capital
                   Services, Inc.) (Acquired
                   12/2/03-12/5/03, Cost
                   $10,000,000)(1)                                   10,000,000
--------------------------------------------------------------------------------
        1,100,000  California GO, Series 2003 B4,
                   VRDN, 0.91%, 3/4/04 (LOC:
                   BNP Paribas, Bank of New
                   York)                                              1,100,000
--------------------------------------------------------------------------------
        5,000,000  California GO, Series 2003 C3,
                   (PA 116), VRDN, 0.95%,
                   3/4/04 (LOC: Landesbank
                   Hessen-Thuringen Girozentrale,
                   Bank of Nova Scotia, Bank of
                   America N.A.)                                      5,000,000
--------------------------------------------------------------------------------
       14,900,000  California GO, Series 2003 C4,
                   VRDN, 0.95%, 3/4/04 (LOC:
                   Landesbank Hessen-Thuringen
                   Girozentrale, Bank of America
                   N.A., Bank of Nova Scotia)                        14,900,000
--------------------------------------------------------------------------------
        5,800,000  California Health Facilities
                   Financing Auth. Rev.,
                   (Southern California
                   Presbyterian), VRDN, 0.95%,
                   3/3/04 (MBIA) (LOC: Bank of
                   America N.A.)                                      5,800,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $16,900,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1991 A, (Adventist Health
                   System), VRDN, 1.03%,
                   3/4/04 (LOC: U.S. Bank, N.A.)                   $ 16,900,000
--------------------------------------------------------------------------------
       13,545,000  California Housing Finance
                   Agency Rev., Series 2001 F,
                   (Multifamily Housing III),
                   VRDN, 0.96%, 3/3/04
                   (SBBPA: FNMA)                                     13,545,000
--------------------------------------------------------------------------------
       10,200,000  California Housing Finance
                   Agency Rev., Series 2002 B,
                   (Multifamily Housing III),
                   VRDN, 0.96%, 3/4/04
                   (SBBPA: FNMA)                                     10,200,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Academy of Motion
                   Picture Arts and Sciences
                   Obligated Group), VRDN,
                   0.93%, 3/3/04 (AMBAC)
                   (SBBPA: JPMorgan Chase
                   Bank)                                              4,000,000
--------------------------------------------------------------------------------
        4,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2003 A, VRDN,
                   0.96%, 3/3/04 (LOC: Wells
                   Fargo Bank, N.A.)                                  4,000,000
--------------------------------------------------------------------------------
        6,000,000  California Rev. Anticipation
                   Notes, Series 2003 A1, 2.00%,
                   6/23/04 (LOC: HSH Nordbank
                   AG)                                                6,017,315
--------------------------------------------------------------------------------
        5,000,000  California Rev. Anticipation
                   Notes, Series 2003 A3, 2.00%,
                   6/23/04 (LOC: BNP Paribas,
                   UBS AG, Bank of America N.A.)                      5,014,429
--------------------------------------------------------------------------------
       10,000,000  California Rev. Anticipation
                   Notes, Series 2003 A5, 2.00%,
                   6/23/04 (LOC: Bayerische
                   Landesbank Girozentrale)                          10,028,858
--------------------------------------------------------------------------------
       26,500,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                    26,569,097
--------------------------------------------------------------------------------
        8,000,000  California School Cash
                   Reserve Program Auth. Rev.,
                   Series 2003 A, 2.00%, 7/6/04
                   (AMBAC)                                            8,030,329
--------------------------------------------------------------------------------
       15,300,000  California Statewide
                   Communities Development
                   Auth. Rev., (The Painted
                   Turtle), VRDN, 1.00%, 3/4/04
                   (LOC: Allied Irish Bank plc)                      15,300,000
--------------------------------------------------------------------------------
       22,100,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2003 A,
                   (Kaiser Permanente), VRDN,
                   1.05%, 3/3/04                                     22,100,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,605,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., VRDN,
                   1.03%, 3/4/04 (LOC: Merrill
                   Lynch Capital Services, Inc.)
                   (Acquired 8/6/01-3/13/03,
                   Cost $5,605,000)(1)                             $  5,605,000
--------------------------------------------------------------------------------
        5,000,000  California TOB, (PA 116),
                   VRDN, 1.19%, 3/4/04 (LOC:
                   Merrill Lynch & Co.) (Acquired
                   7/10/03, Cost $5,000,000)(1)                       5,000,000
--------------------------------------------------------------------------------
        2,500,000  Carlsbad Unified School
                   District GO, (School Facilities),
                   VRDN, 0.92%, 3/4/04 (FSA)
                   (SBBPA: Wachovia Bank N.A.)                        2,500,000
--------------------------------------------------------------------------------
        2,100,000  Davis Special Tax Rev.,
                   (Community Facilities District
                   No. 1999-2), VRDN, 0.95%,
                   3/4/04 (LOC: Wells Fargo
                   Bank, N.A.)                                        2,100,000
--------------------------------------------------------------------------------
        4,000,000  Diamond Bar Public Financing
                   Auth. Lease Rev., Series
                   2002 A, (Community/Senior
                   Center), VRDN, 1.02%, 3/3/04
                   (LOC: California State
                   Teacher's Retirement)                              4,000,000
--------------------------------------------------------------------------------
        3,155,000  El Monte COP, Series 2003 A,
                   (Community Improvement),
                   VRDN, 0.95%, 3/4/04 (LOC:
                   California State Teacher's
                   Retirement)                                        3,155,000
--------------------------------------------------------------------------------
        6,460,000  Fresno Unified School District
                   GO, (PT 1626), VRDN, 0.96%,
                   3/4/04 (MBIA) (SBBPA:
                   Westdeutsche Landesbank
                   Girozentrale)                                      6,460,000
--------------------------------------------------------------------------------
        6,875,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1206), VRDN, 1.03%,
                   3/4/04 (SBBPA: Merrill Lynch
                   Capital Services, Inc., Merrill
                   Lynch & Co., Inc.)                                 6,875,000
--------------------------------------------------------------------------------
        6,745,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1214), VRDN, 1.03%,
                   3/4/04 (SBBPA: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 10/24/03-10/29/03,
                   Cost $6,745,000)(1)                                6,745,000
--------------------------------------------------------------------------------
        3,530,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1236), VRDN, 1.03%,
                   3/4/04 (SBBPA: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 1/15/04, Cost
                   $3,530,000)(1)                                     3,530,000
--------------------------------------------------------------------------------
        2,735,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1237), VRDN, 1.03%,
                   3/4/04 (SBBPA: Merrill Lynch
                   Capital Services, Inc.)                            2,735,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,000,000  Golden State Tobacco
                   Securitization Corp. Settlement
                   Rev., (PA 1240), VRDN, 1.03%,
                   3/4/04 (SBBPA: Merrill Lynch
                   Capital Services, Inc.)
                   (Acquired 2/12/04, Cost
                   $6,000,000)(1)                                  $  6,000,000
--------------------------------------------------------------------------------
       23,000,000  Inland Valley Development
                   Agency Tax Allocation Rev.,
                   VRDN, 1.04%, 3/3/04 (LOC:
                   California State Teacher's
                   Retirement)                                       23,000,000
--------------------------------------------------------------------------------
        2,700,000  Irvine Improvement Bond Act
                   1915 Special Assessment,
                   (District No. 87-8), VRDN,
                   0.98%, 3/1/04 (LOC: KBC
                   Bank N.V.)                                         2,700,000
--------------------------------------------------------------------------------
          885,000  Kern County Superintendent
                   of Schools COP, Series 1996 A,
                   VRDN, 0.95%, 3/4/04 (SBBPA:
                   AIG Sunamerica Life
                   Assurance Company)                                   885,000
--------------------------------------------------------------------------------
       21,485,378  Koch Certificates Trust Rev.,
                   Series 1999-2, VRDN, 0.99%,
                   3/4/04 (AMBAC) (MBIA)  (SBBPA:
                   State Street Bank &
                   Trust Co.) (Acquired 2/11/00-
                   4/17/00, Cost $21,485,378)(1)                     21,485,378
--------------------------------------------------------------------------------
        3,100,000  Los Angeles Community
                   Redevelopment Agency Rev.,
                   (Skyline at Southpark), VRDN,
                   0.96%, 3/3/04 (LOC:
                   Westdeutsche Landesbank
                   Girozentrale)                                      3,100,000
--------------------------------------------------------------------------------
        4,990,000  Los Angeles GO, VRDN, 0.96%,
                   3/4/04 (MBIA) (SBBPA:
                   Merrill Lynch & Co., Inc.)                         4,990,000
--------------------------------------------------------------------------------
        4,795,000  Manhattan Beach Unified
                   School District COP, (Capital
                   Improvement), VRDN, 0.92%,
                   3/4/04 (FSA) (SBBPA:
                   Wachovia Bank N.A.)                                4,795,000
--------------------------------------------------------------------------------
        4,600,000  National City Community
                   Development Commission Tax
                   Allocation Rev., Series 2001 B,
                   VRDN, 0.95%, 3/4/04
                   (AMBAC) (SBBPA: Bank of
                   Nova Scotia)                                       4,600,000
--------------------------------------------------------------------------------
        1,850,000  Orange County Rev., (Heritage
                   Point Apartments), VRDN,
                   0.95%, 3/3/04 (LOC: Allied
                   Irish Bank plc)                                    1,850,000
--------------------------------------------------------------------------------
       10,000,000  Peninsula Corridor Joint
                   Powers Board Grant
                   Anticipation Notes Rev., Series
                   2003 C, 1.45%, 9/3/04                             10,016,052
--------------------------------------------------------------------------------
        2,000,000  Pomona (City of) COP, VRDN,
                   0.93%, 3/3/04 (LOC: HSH
                   Nordbank AG)                                       2,000,000
--------------------------------------------------------------------------------
        2,400,000  Redwood City COP, (City Hall),
                   VRDN, 1.00%, 3/4/04 (LOC:
                   KBC Bank N.V.)                                     2,400,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Tax-Free Money Market - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,345,000  Riverside County Community
                   Facilities District Special Tax,
                   (No. 89-1), VRDN, 1.00%,
                   3/4/04 (LOC: KBC Bank N.V.)                     $  2,345,000
--------------------------------------------------------------------------------
        1,510,000  Riverside Unified School
                   District COP, VRDN, 0.92%,
                   3/4/04 (FSA) (SBBPA:
                   Wachovia Bank N.A.)                                1,510,000
--------------------------------------------------------------------------------
        2,695,000  San Bernardino County COP,
                   VRDN, 0.99%, 3/4/04 (MBIA)
                   (SBBPA: Merrill Lynch & Co.,
                   Inc.) (Acquired 11/29/02,
                   Cost $2,695,000)(1)                                2,695,000
--------------------------------------------------------------------------------
       30,500,000  San Bernardino County
                   Multifamily Housing Auth.
                   Rev., Series 1990 A, (Highland
                   Hills), VRDN, 1.25%, 5/1/04
                   (GIC: FHLB) (Acquired
                   4/30/03, Cost $30,500,000)(1)                     30,500,000
--------------------------------------------------------------------------------
        4,330,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1993 A, (Rialto
                   Heritage), VRDN, 0.96%,
                   3/4/04 (LOC: FHLB)                                 4,330,000
--------------------------------------------------------------------------------
        1,500,000  San Bernardino County
                   Multifamily Housing Auth. Rev.,
                   Series 1997 A, (Mountain
                   View), VRDN, 0.90%, 3/4/04
                   (LOC: FHLB)                                        1,500,000
--------------------------------------------------------------------------------
        1,985,000  San Bernardino County Rev.,
                   (Gold West Phase 2), VRDN,
                   0.95%, 3/4/04 (LOC: FHLB)                          1,985,000
--------------------------------------------------------------------------------
        3,600,000  San Francisco City & County
                   Redevelopment Agency Rev.,
                   (South Harbor), VRDN, 0.96%,
                   3/4/04 (LOC: Dexia Public
                   Finance Bank SA)                                   3,600,000
--------------------------------------------------------------------------------
        4,700,000  San Jose Rev., (Foxchase),
                   VRDN, 0.95%, 3/4/04 (FGIC)                         4,700,000
--------------------------------------------------------------------------------
        2,660,000  San Jose Rev., (Timberwood),
                   VRDN, 0.96%, 3/3/04 (LOC:
                   Wells Fargo & Co.)                                 2,660,000
--------------------------------------------------------------------------------
        3,570,000  San Juan Unified School
                   District GO, (Election of 2002),
                   4.00%, 8/1/04 (MBIA)                               3,614,406
--------------------------------------------------------------------------------
        6,590,000  Sanger Public Financing Auth.
                   Rev., Series 2002 A, (Utility
                   System Financing), VRDN,
                   0.95%, 3/3/04 (LOC:
                   California State Teacher's
                   Retirement)                                        6,590,000
--------------------------------------------------------------------------------
       15,600,000  Santa Clara County-El Camino
                   District Hospital Facilities Auth.
                   ACES Lease Rev., Series
                   1985 A, (Valley Medical
                   Center), VRDN, 0.96%, 3/2/04
                   (LOC: State Street Bank &
                   Trust Co.)                                        15,600,000
--------------------------------------------------------------------------------
        4,305,000  Sweetwater Union High School
                   District COP, VRDN, 0.92%,
                   3/4/04 (FSA) (SBBPA:
                   Wachovia Bank N.A.)                                4,305,000
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 6,750,000  Temecula Public Financing
                   Auth. Special Tax, Series
                   2002 A, (Harveston), VRDN,
                   1.00%, 3/4/04 (LOC: Bank of
                   America N.A.)                                   $  6,750,000
--------------------------------------------------------------------------------
        1,300,000  Triunfo Sanitation District Rev.,
                   VRDN, 1.01%, 3/3/04 (LOC:
                   BNP Paribas)                                       1,300,000
--------------------------------------------------------------------------------
        1,215,000  Vallejo COP, VRDN, 1.01%,
                   3/4/04 (LOC: KBC Bank N.V.)                        1,215,000
--------------------------------------------------------------------------------
        5,710,000  West Covina Redevelopment
                   Agency Lease Rev., (Lakes
                   Public Parking), VRDN, 1.05%,
                   3/3/04 (LOC: Allied Irish
                   Bank plc)                                          5,710,000
--------------------------------------------------------------------------------
        3,600,000  Westminster COP, Series
                   1998 A, (Civic Center), VRDN,
                   1.00%, 3/4/04 (AMBAC)
                   (SBBPA: Wachovia Bank N.A.)                        3,600,000
--------------------------------------------------------------------------------
        1,700,000  Westminster Redevelopment
                   Agency Tax Allocation Rev.,
                   (Commercial Project No. 1),
                   VRDN, 1.00%, 3/4/04
                   (AMBAC) (SBBPA: Landesbank
                   Hessen-Thuringen Girozentrale)                     1,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                               $634,294,086
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ACES = Adjustable Convertible Extendable Securities

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

SBBPA = Standby Bond Purchase Agreement

TOB = Tender Option Bond

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2004.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at February 29, 2004, was
    $118,978,600, which represented 18.8% of net assets. Restricted securities considered illiquid represent 4.8% of net assets.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 29, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                            1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA LIMITED-TERM
TAX-FREE                    3.08%      4.43%      4.51%     4.66%        6/1/92
--------------------------------------------------------------------------------
LEHMAN BROTHERS 3-YEAR
MUNICIPAL BOND INDEX        2.92%      4.85%      5.00%     5.16%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIF.
SHORT-INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS             3.13%      4.10%      4.53%     4.75%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)   9 of 13    3 of 10    3 of 5       --           --
--------------------------------------------------------------------------------

(1) Since 5/31/92, the date nearest the fund's inception for which data are available.

(2) Since 6/4/92, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
----------------------------------------------------------------------------------------------
                     1995   1996*   1997   1998    1999    2000*  2001   2002    2003    2004*
----------------------------------------------------------------------------------------------
California Limited-
Term Tax-Free        2.00%  6.82%   3.90%  5.40%   4.86%   1.20%  7.61%  5.43%   4.96%   3.08%
----------------------------------------------------------------------------------------------
Lehman Brothers
3-Year Municipal
Bond Index           2.72%  7.71%   4.56%  5.42%   5.36%   1.44%  7.73%  6.72%   5.60%   2.92%
----------------------------------------------------------------------------------------------
*Period ended February 29.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

California Limited-Term Tax-Free - Portfolio Commentary

BY ROBERT MILLER, PORTFOLIO MANAGER

PERFORMANCE HIGHLIGHTS

California Limited-Term Tax-Free returned 3.10% for the six months ended
February 29, 2004, reflecting a solid performance by municipal bonds. To put that appealing return into perspective, the fund averaged a 4.51% ANNUAL total return over the past 10 years.

By comparison, the 13 funds in Lipper's California Short-Intermediate Municipal
Debt Funds category averaged a total return of 3.36% for the six months. From a longer-term standpoint, California Limited-Term Tax-Free's peer-compared performance remained competitive. (Please see the previous page for details.)

We emphasized conservative strategies during the performance period because of expectations for bond yields to rise as the U.S. economy improved. Although we were right on the money from an economic standpoint, bonds held up surprisingly well. Since we're after long-term results, however, we've maintained California
Limited-Term Tax-Free's positioning and expect that stance to pay off in the times ahead.

YIELD AND FEE HIGHLIGHTS

Municipal bond yields declined as bonds rallied, pushing down the fund's 30-Day
SEC yield from 1.93% six months ago to 1.45% at period-end. But that still translates into attractive tax-equivalent yields for investors (please see the accompanying yield table).

The fund's lower-than-average annual expense ratio also merits notice.
California Limited-Term Tax-Free charged an annualized 51 basis points (0.51%)
for the six months, compared with the Lipper peer average of 81 basis points.

ECONOMIC BACKDROP

U.S. economic growth started on a high note, with third-quarter 2003 activity
(as measured by seasonally adjusted real gross domestic product) surging to the fastest three-month rate in nearly two decades. Growth slowed from that torrid pace but is forecast to remain in the neighborhood of 4% for the near term, helped along by short-term interest rates at better than four-decade lows and by increased business and consumer spending.

In spite of that activity, the labor market faced its share of challenges. In particular, employment gains generally disappointed. For example, February's meager 21,000 increase in new jobs arrived approximately 100,000 jobs short of

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   3.5 yrs               3.6 yrs
--------------------------------------------------------------------------------
Average Duration                           3.0 yrs               3.0 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                      1.45%
--------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    2.13%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    2.22%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    2.39%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    2.46%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income taxes.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Limited-Term Tax-Free - Portfolio Commentary

forecasts. On the bright side, the unemployment rate held at 5.6% for the month, down from 6.1% in August 2003.

On the inflation front, price pressures remained low. As measured by the consumer price index, and excluding volatile food and energy components, inflation rose a tame 1.2% for the 12 months ended February 29.

MUNICIPAL MARKET BACKDROP

California municipal bonds fared well in that environment, outpacing their national counterparts. Light supply at period-end provided a key support, with new municipal bond issuance down more than 50% in California from the same point in 2003, based on year-to-date figures through February.

On the state's political front, Arnold Schwarzenegger replaced Gray Davis after a gubernatorial recall election. That led to bipartisan support for propositions aimed at issuing a record amount of new bonds to help refinance California's outstanding debt and at keeping the state's budget balanced.

After weathering credit-dampening comments by major credit rating agencies leading up to the March 2 vote, California's general obligation debt rating stabilized in the wake of solid voter approval for the bond and budget propositions.

PORTFOLIO POSITIONING & STRATEGIES

With that environment in mind, we continued to emphasize high-credit-quality bonds rated either AAA or AA for the portfolio (please see the accompanying table at bottom left). While doing so, we tried to find bonds backed by revenues derived from essential services, which are always necessary regardless of economic conditions.

In addition, we worked closely with our seasoned credit research team to find what we considered to be attractively valued lower-rated investment-grade securities with compelling credit stories. As such, the percentage of bonds in the portfolio rated BBB increased slightly.

Lastly, we kept California Limited-Term Tax-Free's duration, or interest rate sensitivity, within a conservative band centered just below the three-year mark, while generally emphasizing what we felt was a bond maturity structure that tends to perform best when the yield gap between short- and long-term bonds decreases.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
AAA                                          72%                   72%
--------------------------------------------------------------------------------
AA                                            5%                    8%
--------------------------------------------------------------------------------
A                                            12%                   13%
--------------------------------------------------------------------------------
BBB                                          11%                    7%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
GO                                                                 29%
--------------------------------------------------------------------------------
COPs/Leases                                                        20%
--------------------------------------------------------------------------------
Electric Revenue                                                   14%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                              6%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                             5%
--------------------------------------------------------------------------------

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.7%

CALIFORNIA -- 83.2%
--------------------------------------------------------------------------------
       $2,335,000  Alameda Unified School District
                   GO, 5.50%, 7/1/05 (FSA)                         $  2,473,514
--------------------------------------------------------------------------------
        2,595,000  Alameda Unified School District
                   GO, 5.50%, 7/1/07 (FSA)                            2,922,800
--------------------------------------------------------------------------------
        2,740,000  Alameda Unified School District
                   GO, 5.50%, 7/1/08 (FSA)                            3,148,781
--------------------------------------------------------------------------------
          890,000  Alameda Unified School District
                   GO, 5.50%, 7/1/09 (FSA)                            1,039,013
--------------------------------------------------------------------------------
        1,545,000  Alameda Unified School District
                   GO, 5.50%, 7/1/10 (FSA)                            1,818,789
--------------------------------------------------------------------------------
          425,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Odd Fellows Home), 4.65%,
                   8/15/04 (California Mortgage
                   Insurance)                                           430,750
--------------------------------------------------------------------------------
        1,520,000  Association of Bay Area
                   Governments Finance Auth.
                   Rev., Series 2003 A, (Odd
                   Fellows Home), 4.00%,
                   11/15/07 (California Mortgage
                   Insurance)                                         1,602,050
--------------------------------------------------------------------------------
        1,015,000  Atascadero Unified School
                   District COP, Series 2003 A,
                   (Measure B Capital Projects),
                   2.50%, 8/1/04 (MBIA)                               1,021,547
--------------------------------------------------------------------------------
          875,000  Brea Redevelopment Agency
                   Tax Allocation Rev., Series
                   2003 AB, 2.00%, 8/1/04
                   (AMBAC)                                              878,701
--------------------------------------------------------------------------------
          735,000  Brea Redevelopment Agency
                   Tax Allocation Rev., Series
                   2003 AB, 2.00%, 8/1/05
                   (AMBAC)                                              744,783
--------------------------------------------------------------------------------
        1,830,000  California County Tobacco
                   Securitization Agency TOB
                   Rev., (Alameda County),
                   3.875%, 6/1/08                                     1,771,788
--------------------------------------------------------------------------------
        3,500,000  California Department of
                   Transportation Rev., Series
                   2004 A, (Federal Highway
                   Grant Anticipation Bonds),
                   4.00%, 2/1/07 (AMBAC)(1)                           3,748,430
--------------------------------------------------------------------------------
        1,500,000  California Department of
                   Transportation Rev., Series
                   2004 A, (Federal Highway
                   Grant Anticipation Bonds),
                   5.00%, 2/1/08 (AMBAC)(1)                           1,679,100
--------------------------------------------------------------------------------
        2,000,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 3.00%, 5/1/06 (MBIA)                       2,071,080
--------------------------------------------------------------------------------
        3,000,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.50%, 5/1/08                              3,360,510
--------------------------------------------------------------------------------
        1,125,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.25%, 5/1/12 (MBIA)                       1,300,421
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  440,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.65%, 4/1/04                        $    441,751
--------------------------------------------------------------------------------
          465,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 5.75%, 4/1/05                             486,860
--------------------------------------------------------------------------------
        1,000,000  California GO, 6.35%, 11/1/04
                   (FGIC)                                             1,035,400
--------------------------------------------------------------------------------
        1,615,000  California GO, 9.00%, 11/1/04                      1,697,850
--------------------------------------------------------------------------------
        3,475,000  California GO, 5.00%, 2/1/08                       3,789,592
--------------------------------------------------------------------------------
        4,275,000  California GO, 6.50%, 2/1/08
                   (AMBAC)                                            5,006,068
--------------------------------------------------------------------------------
        2,500,000  California GO, 4.50%, 10/1/08
                   (FSA)                                              2,772,425
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.25%, 10/1/09                      1,116,970
--------------------------------------------------------------------------------
        2,500,000  California GO, 5.00%, 12/1/09
                   (AMBAC)                                            2,862,900
--------------------------------------------------------------------------------
        1,600,000  California GO, 4.00%, 2/1/10                       1,675,280
--------------------------------------------------------------------------------
        3,000,000  California GO, 5.00%, 3/1/10
                   (XLCA)                                             3,402,210
--------------------------------------------------------------------------------
        1,000,000  California GO, 5.50%, 3/1/11
                   (XLCA)                                             1,166,920
--------------------------------------------------------------------------------
        2,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., (Clean Water State
                   Revolving Fund), 4.00%,
                   10/1/10                                            2,190,860
--------------------------------------------------------------------------------
        1,065,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   4.80%, 8/15/06 (ACA)                               1,106,045
--------------------------------------------------------------------------------
          500,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of
                   California Projects), 5.50%,
                   6/1/10                                               575,215
--------------------------------------------------------------------------------
        5,000,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                     5,008,049
--------------------------------------------------------------------------------
        5,000,000  California Rev. Anticipation
                   Warrants, Series 2003 B,
                   2.00%, 6/16/04                                     5,008,099
--------------------------------------------------------------------------------
          345,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., Series
                   2001 B, (Pooled Financing
                   Program), 3.00%, 10/1/04
                   (FSA)                                                349,109
--------------------------------------------------------------------------------
          400,000  California Statewide
                   Communities Development
                   Auth. Special Tax Rev., Series
                   2001 B, (Pooled Financing
                   Program), 3.75%, 10/1/08
                   (FSA)                                                431,580
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,000,000  California State University
                   Channel Islands Financing
                   Auth. Rev., (Rental Housing),
                   3.375%, 8/1/04 (LOC:
                   Citibank N.A.)                                  $  2,019,340
--------------------------------------------------------------------------------
        1,860,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/04                             1,882,673
--------------------------------------------------------------------------------
        1,125,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/05                             1,174,500
--------------------------------------------------------------------------------
        1,000,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.00%, 7/1/06                             1,067,280
--------------------------------------------------------------------------------
        1,130,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/11
                   (MBIA)                                             1,338,417
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.00%, 2/1/07                                        949,031
--------------------------------------------------------------------------------
          895,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.125%, 2/1/08                                       961,141
--------------------------------------------------------------------------------
        1,245,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.125%, 2/1/09                                     1,341,189
--------------------------------------------------------------------------------
          675,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.25%, 2/1/10                                        730,627
--------------------------------------------------------------------------------
          860,000  Central California Joint Powers
                   Health Financing Auth. COP,
                   (Community Hospitals),
                   5.25%, 2/1/11                                        929,677
--------------------------------------------------------------------------------
        1,070,000  Chaffey Community College
                   District GO, Series 2002 A,
                   4.25%, 7/1/11 (FSA)                                1,179,044
--------------------------------------------------------------------------------
          310,000  Coachella Valley Improvement
                   Bond Act 1915 Recreation &
                   Park District Special Tax Rev.,
                   (District 1), 4.875%, 9/2/07
                   (MBIA)                                               344,007
--------------------------------------------------------------------------------
          905,000  Delano Financing Auth. Rev.,
                   (Correctional Facilities),
                   3.00%, 4/1/04                                        906,186
--------------------------------------------------------------------------------
        6,000,000  East Bay-Delta Housing &
                   Finance Agency Rev., Series
                   2001 A, (Pass Thru Lease
                   Purchase Program), 4.25%,
                   6/1/05 (MBIA)                                      6,246,059
--------------------------------------------------------------------------------
        1,735,000  Fairfield Public Financing Auth.
                   Rev., Series 2003 A, (Fairfield
                   Redevelopment), 2.00%,
                   8/1/04 (AMBAC)                                     1,742,565
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,160,000  Fairfield Public Financing Auth.
                   Rev., Series 2003 A, (Fairfield
                   Redevelopment), 2.00%,
                   8/1/05 (AMBAC)                                  $  1,175,938
--------------------------------------------------------------------------------
          505,000  Garden Grove Agency for
                   Community Development Tax
                   Allocation Rev., 2.25%,
                   10/1/06 (AMBAC)                                      517,004
--------------------------------------------------------------------------------
          410,000  Garden Grove Agency for
                   Community Development Tax
                   Allocation Rev., 3.00%,
                   10/1/07 (AMBAC)                                      429,016
--------------------------------------------------------------------------------
        1,190,000  Imperial Irrigation District
                   COP, (Water Systems), 5.50%,
                   7/1/09 (AMBAC)                                     1,387,933
--------------------------------------------------------------------------------
        1,755,000  Industry Urban Development
                   Agency Rev., 4.50%, 5/1/11
                   (MBIA)                                             1,855,930
--------------------------------------------------------------------------------
        1,000,000  La Quinta Redevelopment
                   Agency Tax Allocation Rev.,
                   (Redevelopment Project Area
                   No. 1), 7.30%, 9/1/06 (MBIA)                       1,143,640
--------------------------------------------------------------------------------
          750,000  Long Beach Bond Finance
                   Auth. GO, Series 2002 A,
                   (North Long Beach
                   Redevelopment), 5.00%,
                   8/1/10 (AMBAC)                                       860,588
--------------------------------------------------------------------------------
        2,315,000  Long Beach Bond Finance
                   Auth. GO, Series 2002 A,
                   (North Long Beach
                   Redevelopment), 5.00%,
                   8/1/11 (AMBAC)                                     2,660,051
--------------------------------------------------------------------------------
          500,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 4.75%,
                   7/1/07 (ACA)                                         531,565
--------------------------------------------------------------------------------
          615,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 4.875%,
                   7/1/08 (ACA)                                         658,511
--------------------------------------------------------------------------------
          500,000  Los Angeles County
                   Community Facilities District
                   No. 3 Special Tax Rev., Series
                   2000 A, (Improvement Area B),
                   4.125%, 9/1/05 (AMBAC)                               523,130
--------------------------------------------------------------------------------
        2,100,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/11 (FSA)                                       2,452,989
--------------------------------------------------------------------------------
        2,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2003 A, (Proposal C), 5.00%,
                   7/1/06 (MBIA)                                      2,172,960
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,360,000  Los Angeles County Public
                   Works Financing Auth. Lease
                   Rev., Series 1996 A, 6.00%,
                   9/1/04 (MBIA)                                   $  1,394,476
--------------------------------------------------------------------------------
        3,130,000  Los Angeles Department of
                   Water & Power Rev., Series
                   2001 AA1, (Power Systems),
                   5.25%, 7/1/10 (MBIA)                               3,638,969
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Unified School
                   District COP, Series 2002 B,
                   4.00%, 10/1/04 (FSA)                               2,035,640
--------------------------------------------------------------------------------
          380,000  Lynwood Public Financing
                   Auth. Rev., (Public Capital
                   Improvement), 2.125%,
                   9/1/06 (AMBAC)                                       387,893
--------------------------------------------------------------------------------
          355,000  Lynwood Public Financing
                   Auth. Rev., (Public Capital
                   Improvement), 2.70%,
                   9/1/07 (AMBAC)                                       367,922
--------------------------------------------------------------------------------
          575,000  Lynwood Public Financing
                   Auth. Rev., (Public Capital
                   Improvement), 4.125%,
                   9/1/12 (AMBAC)                                       623,628
--------------------------------------------------------------------------------
          520,000  Mountain View COP, (Capital
                   Projects), 4.00%, 8/1/05                             541,393
--------------------------------------------------------------------------------
          750,000  Mountain View COP, (Capital
                   Projects), 4.00%, 8/1/06                             797,715
--------------------------------------------------------------------------------
        1,600,000  Napa Valley Community
                   College District GO, Series
                   2003 A, 2.50%, 8/1/06 (MBIA)                       1,647,360
--------------------------------------------------------------------------------
        1,330,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.00%,
                   10/1/06 (AMBAC)                                    1,455,313
--------------------------------------------------------------------------------
        3,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/08 (AMBAC)                                    3,432,300
--------------------------------------------------------------------------------
        1,225,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/11 (AMBAC)                              1,402,196
--------------------------------------------------------------------------------
        1,230,000  Orange County Rev., Series
                   1995 A, (Recovery), 6.00%,
                   6/1/08 (MBIA)                                      1,434,943
--------------------------------------------------------------------------------
        2,295,000  Pacific Housing & Finance
                   Agency Lease Rev., Series
                   1999 A, (Pass Thru Obligation-
                   Lease Purchase), 4.625%,
                   12/1/04 (MBIA)                                     2,337,228
--------------------------------------------------------------------------------
        1,800,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 1),
                   5.00%, 10/1/07 (MBIA)                              2,010,582
--------------------------------------------------------------------------------
          585,000  Rancho Water District
                   Financing Auth. Rev., Series
                   2001 A, 5.00%, 8/1/07 (FSA)                          650,830
--------------------------------------------------------------------------------
        1,650,000  Riverside Sewer Rev., 7.00%,
                   8/1/07 (FGIC)                                      1,941,060
--------------------------------------------------------------------------------
        3,800,000  Sacramento County Sanitation
                   District Auth. Rev., Series
                   2000 A, 5.10%, 12/1/09                             4,385,314
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,585,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2002 Q, 5.00%, 8/15/09 (FSA)                    $  2,958,739
--------------------------------------------------------------------------------
        1,350,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 6.00%, 11/15/05 (FSA)                      1,462,644
--------------------------------------------------------------------------------
        3,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2003 S, 5.00%, 11/15/11
                   (MBIA)                                             3,469,470
--------------------------------------------------------------------------------
        1,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center Financing), 5.20%,
                   8/1/04 (MBIA)                                      1,017,830
--------------------------------------------------------------------------------
        2,000,000  San Bernardino County
                   Transportation Auth. Rev.,
                   Series 2001 A, 5.00%, 3/1/05
                   (AMBAC)                                            2,080,660
--------------------------------------------------------------------------------
        1,075,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/05
                   (AMBAC)                                            1,097,489
--------------------------------------------------------------------------------
        1,115,000  San Buenaventura COP, Series
                   2002 B, 3.50%, 1/1/06
                   (AMBAC)                                            1,161,730
--------------------------------------------------------------------------------
        1,270,000  San Diego County COP, 5.00%,
                   10/1/05                                            1,343,584
--------------------------------------------------------------------------------
        1,200,000  San Mateo County Joint
                   Powers Financing Auth. Rev.,
                   Series 2004 A, (Capital
                   Projects Program), 4.00%,
                   7/1/08 (MBIA)                                      1,303,272
--------------------------------------------------------------------------------
        1,000,000  Santa Ana Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 2003 B,
                   (South Main Street), 5.00%,
                   9/1/12 (FGIC)                                      1,151,510
--------------------------------------------------------------------------------
        1,185,000  Santa Ana COP, Series 2003 A,
                   2.50%, 6/1/04 (AMBAC)                              1,189,657
--------------------------------------------------------------------------------
        1,200,000  Santa Ana COP, Series 2003 A,
                   3.00%, 6/1/06 (AMBAC)                              1,246,884
--------------------------------------------------------------------------------
          500,000  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Central City),
                   2.00%, 3/1/05 (AMBAC)                                504,955
--------------------------------------------------------------------------------
        1,000,000  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Central City),
                   2.00%, 3/1/06 (AMBAC)                              1,015,430
--------------------------------------------------------------------------------
          300,000  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Central City),
                   3.50%, 3/1/08 (AMBAC)                                318,870
--------------------------------------------------------------------------------
        3,120,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/04 (AMBAC)                             3,150,295
--------------------------------------------------------------------------------
        2,000,000  Santa Clara County Financing
                   Auth. Lease Rev., Series
                   2000 B, (Multiple Facilities),
                   5.50%, 5/15/07 (AMBAC)                             2,244,960
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $5,000,000  Santa Clara County Financing
                   Auth. Rev., (Measure B
                   Transportation Improvement
                   Program), 4.00%, 8/1/06                         $  5,263,999
--------------------------------------------------------------------------------
        2,000,000  Santa Clara Valley
                   Transportation Auth. Sales Tax
                   Rev., Series 2003 A, 4.00%,
                   10/2/06 (AMBAC)                                    2,134,220
--------------------------------------------------------------------------------
        1,255,000  Santa Clara Valley Water
                   District COP, Series 2004 A,
                   3.00%, 2/1/08                                      1,306,756
--------------------------------------------------------------------------------
        1,200,000  Santa Clara Valley Water
                   District COP, Series 2004 A,
                   4.00%, 2/1/09                                      1,299,048
--------------------------------------------------------------------------------
          970,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 A,
                   (Improvement Districts 1, 2,
                   2A, 8), 7.25%, 8/1/10 (MBIA)                       1,235,780
--------------------------------------------------------------------------------
        1,250,000  South Orange County Public
                   Financing Auth. Rev., Series
                   1994 C, (Foothill Area), 7.50%,
                   8/15/07 (FGIC)                                     1,492,638
--------------------------------------------------------------------------------
        2,000,000  South Orange County Public
                   Financing Auth. Special Tax
                   Rev., Series 2003 A, (Senior
                   Lien), 5.00%, 9/1/12 (MBIA)                        2,299,780
--------------------------------------------------------------------------------
          500,000  South Placer Wastewater Auth.
                   Rev., Series 2000 A, 4.375%,
                   11/1/09 (FGIC)                                       557,590
--------------------------------------------------------------------------------
        1,500,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (San Juan Unit 3),
                   4.00%, 1/1/05 (FSA)                                1,537,665
--------------------------------------------------------------------------------
        1,240,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.00%,
                   12/1/05                                            1,299,904
--------------------------------------------------------------------------------
        1,165,000  Stockton Health Facilities Rev.,
                   Series 1997 A, (Dameron
                   Hospital Association), 5.20%,
                   12/1/07                                            1,271,504
--------------------------------------------------------------------------------
          265,000  Tehachapi COP, (Installment
                   Sale), 4.80%, 11/1/04 (FSA)                          271,808
--------------------------------------------------------------------------------
        2,555,000  Temecula Valley Unified
                   School District GO, 5.00%,
                   8/1/11 (FSA)                                       2,945,097
--------------------------------------------------------------------------------
        1,000,000  Temecula Valley Unified
                   School District GO, 5.25%,
                   8/1/14 (FSA)                                       1,166,520
--------------------------------------------------------------------------------
        1,385,000  Truckee-Donner Public Utility
                   District COP, Series 2003 A,
                   3.50%, 1/1/06 (ACA)                                1,429,929
--------------------------------------------------------------------------------
        2,175,000  Turlock Irrigation District Rev.,
                   Series 2003 A, 5.00%, 1/1/13
                   (MBIA)                                             2,477,108
--------------------------------------------------------------------------------
        2,815,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/04 (XLCA)                         2,815,591
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $3,060,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/05 (XLCA)                      $  3,119,180
--------------------------------------------------------------------------------
        1,375,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/07 (XLCA)                         1,430,633
--------------------------------------------------------------------------------
                                                                    201,873,722
--------------------------------------------------------------------------------
GUAM -- 2.4%
--------------------------------------------------------------------------------
        5,000,000  Guam Government Limited
                   Obligation Rev., Series 2001 A,
                   5.00%, 12/1/09 (FSA)                               5,707,250
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLES -- 0.9%
--------------------------------------------------------------------------------
        1,425,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.00%, 6/1/06 (ACA)                        1,525,063
--------------------------------------------------------------------------------
          675,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/07 (ACA)                          744,593
--------------------------------------------------------------------------------
                                                                      2,269,656
--------------------------------------------------------------------------------
PUERTO RICO -- 9.0%
--------------------------------------------------------------------------------
        1,500,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(2)                                          1,695,330
--------------------------------------------------------------------------------
        2,000,000  Puerto Rico Commonwealth
                   GO, 5.00%, 7/1/05 (FGIC)                           2,106,680
--------------------------------------------------------------------------------
        2,835,000  Puerto Rico Commonwealth
                   GO, Series 2003 A, 4.00%,
                   7/1/05                                             2,944,970
--------------------------------------------------------------------------------
        1,465,000  Puerto Rico Commonwealth
                   GO, Series 2003 A, 4.00%,
                   7/1/06                                             1,550,952
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08 (FSA)                                       1,120,670
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Electric Power
                   Auth. Rev., 5.00%, 7/1/06                          3,244,919
--------------------------------------------------------------------------------
        2,460,000  Puerto Rico Electric Power
                   Auth. Rev., 5.00%, 7/1/08                          2,748,706
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Electric Power
                   Auth. Rev., Series 1999 FF,
                   5.25%, 7/1/09 (MBIA)                               1,726,590
--------------------------------------------------------------------------------
        1,530,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   5.00%, 8/1/04 (FSA)                                1,556,484
--------------------------------------------------------------------------------
        1,315,000  Puerto Rico Municipal Finance
                   Agency Rev., Series 2002 A,
                   4.50%, 8/1/10 (FSA)                                1,469,999
--------------------------------------------------------------------------------
        1,500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.50%, 7/1/10                                      1,738,125
--------------------------------------------------------------------------------
                                                                     21,903,425
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Limited-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount/Shares                                              Value
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.2%
--------------------------------------------------------------------------------
       $1,275,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/05                          $  1,320,301
--------------------------------------------------------------------------------
        1,500,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 C,
                   (Senior Lien Fund), 5.50%,
                   10/1/07                                            1,658,370
--------------------------------------------------------------------------------
                                                                      2,978,671
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $225,056,269)                                                 234,732,724
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 3.2%

CALIFORNIA -- 3.2%
--------------------------------------------------------------------------------
        7,060,000  California Department of
                   Water Resources Rev., Series
                   2002 B2, VRDN, 0.96%,
                   3/1/04 (LOC: BNP Paribas)(3)                       7,060,000
--------------------------------------------------------------------------------
          640,000  California GO, Series 2003 A1,
                   VRDN, 0.96%, 3/1/04 (LOC:
                   Westdeutsche Landesbank AG)                          640,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $7,700,000)                                                     7,700,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

CALIFORNIA -- 0.1%
--------------------------------------------------------------------------------
          263,000  Federated California Municipal
                   Cash Trust
(Cost $263,000)                                                         263,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $233,019,269)                                                $242,695,724
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

TOB = Tender Option Bond

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2004.

XLCA = XL Capital Assurance Corp.

(1) When-issued security.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

------

California Intermediate-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 29, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                            1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE-TERM
TAX-FREE                     4.58%     5.23%      5.48%     6.48%        11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL
5-YEAR GO INDEX              4.66%     5.65%      5.70%     7.08%(1)        --
--------------------------------------------------------------------------------
LIPPER CALIF.
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS              4.71%     5.04%      5.24%     6.48%(2)        --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(3)   23 of 40   6 of 23    3 of 10      --            --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Since 11/10/83, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
----------------------------------------------------------------------------------------------------
                    1995     1996*   1997    1998    1999     2000*    2001    2002    2003    2004*
----------------------------------------------------------------------------------------------------
California
Intermediate-Term
Tax-Free            1.36%   10.23%   4.21%   7.60%   5.46%   -0.84%   10.17%   5.98%   6.54%   4.58%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal
5-Year GO Index     1.97%    9.91%   4.76%   6.50%   5.72%    0.09%    9.51%   6.75%   7.50%   4.66%
----------------------------------------------------------------------------------------------------
*Period ended February 29.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

California Intermediate-Term Tax-Free - Portfolio Commentary

BY ROBERT MILLER, PORTFOLIO MANAGER

PERFORMANCE HIGHLIGHTS

California Intermediate-Term Tax-Free returned 5.36% for the six months ended
February 29, 2004, reflecting a solid performance by municipal bonds. To put that appealing return into perspective, the fund averaged a 5.48% ANNUAL total return over the past 10 years.

By comparison, the 41 funds in Lipper's California Intermediate Municipal Debt
Funds category returned 5.22% on average for the six months. From a longer-term standpoint, California Intermediate-Term Tax-Free ranked among the top 30% of its peer group for the five- and 10-year periods. (Please see the previous page for details.)

We emphasized conservative strategies during the performance period because of expectations for bond yields to rise as the U.S. economy improved. Although we were right on the money from an economic standpoint, bonds held up surprisingly well. Since we're after long-term results, however, we've maintained California
Intermediate-Term Tax-Free's positioning and expect that stance to pay off in the times ahead.

YIELD AND FEE HIGHLIGHTS

Municipal bond yields declined as bonds rallied, pushing down the fund's 30-Day
SEC yield from 2.95% six months ago to 2.32% at period-end. But that still translates into attractive tax-equivalent yields for investors (please see the accompanying yield table).

The fund's lower-than-average annual expense ratio also merits notice.
California Intermediate-Term Tax-Free charged an annualized 51 basis points
(0.51%) for the six months, compared with the Lipper peer average of 82 basis points.

ECONOMIC BACKDROP

U.S. economic growth started on a high note, with third-quarter 2003 activity
(as measured by seasonally adjusted real gross domestic product) surging to the fastest three-month rate in nearly two decades. Growth slowed from that torrid pace but is forecast to remain in the neighborhood of 4% for the near term, helped along by short-term interest rates at better than four-decade lows and by increased business and consumer spending.

In spite of that activity, the labor market faced its share of challenges. In particular, employment gains generally disappointed. For example, February's

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   7.9 yrs               8.1 yrs
--------------------------------------------------------------------------------
Average Duration                           4.8 yrs               4.9 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       2.32%
--------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     3.41%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     3.55%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     3.82%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     3.94%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income taxes.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Intermediate-Term Tax-Free - Portfolio Commentary

meager 21,000 increase in new jobs arrived approximately 100,000 jobs short of forecasts. On the bright side, the unemployment rate held at 5.6% for the month, down from 6.1% in August 2003.

On the inflation front, price pressures remained low. As measured by the consumer price index, and excluding volatile food and energy components, inflation rose a tame 1.2% for the 12 months ended February 29.

MUNICIPAL MARKET BACKDROP

California municipal bonds fared well in that environment, outpacing their national counterparts. Light supply at period-end provided a key support, with new municipal bond issuance down more than 50% in California from the same point in 2003, based on year-to-date figures through February.

On the state's political front, Arnold Schwarzenegger replaced Gray Davis after a gubernatorial recall election. That led to bipartisan support for propositions aimed at issuing a record amount of new bonds to help refinance California's outstanding debt and at keeping the state's budget balanced.

After weathering credit-dampening comments by major credit rating agencies leading up to the March 2 vote, California's general obligation debt rating stabilized in the wake of solid voter approval for the bond and budget propositions.

PORTFOLIO POSITIONING & STRATEGIES

With that environment in mind, we continued to emphasize high-credit-quality bonds rated either AAA or AA for the portfolio (please see the accompanying table at bottom left). While doing so, we tried to find bonds backed by revenues derived from essential services, which are always necessary regardless of economic conditions.

In addition, we worked closely with our seasoned credit research team to try to find what we considered to be attractively valued lower-rated investment-grade securities with compelling credit stories.

Lastly, we kept California Intermediate-Term Tax-Free's duration, or interest rate sensitivity, within a conservative band centered just below the five-year mark, while generally emphasizing what we felt was a bond maturity structure that tends to perform best when the yield gap between short- and long-term bonds decreases.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
AAA                                          76%                   77%
--------------------------------------------------------------------------------
AA                                            9%                    9%
--------------------------------------------------------------------------------
A                                             8%                    9%
--------------------------------------------------------------------------------
BBB                                           7%                    5%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
COPs/Leases                                                        21%
--------------------------------------------------------------------------------
GO                                                                 19%
--------------------------------------------------------------------------------
Electric Revenue                                                   12%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            11%
--------------------------------------------------------------------------------
Sales Tax Revenue                                                   9%
--------------------------------------------------------------------------------

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.7%

CALIFORNIA -- 89.8%
--------------------------------------------------------------------------------
      $ 1,000,000  Adelanto Public Financing
                   Auth. GO, (Community
                   Correctional Facility), 4.00%,
                   4/1/05                                          $  1,027,080
--------------------------------------------------------------------------------
        4,845,000  Alameda County COP, (Santa
                   Rita Jail), 5.375%, 6/1/09
                   (MBIA)                                             5,418,696
--------------------------------------------------------------------------------
        1,385,000  Alameda County COP, Series
                   2001 A, 5.375%, 12/1/15
                   (MBIA)                                             1,590,922
--------------------------------------------------------------------------------
        1,580,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations Rev.,
                   Series 2003 A, (Odd Fellows
                   Home), 5.00%, 11/15/08
                   (California Mortgage Insurance)                    1,729,594
--------------------------------------------------------------------------------
        3,000,000  California Department of
                   Transportation Rev., Series
                   2004 A, (Federal Highway  Grant
                   Anticipation Bonds),
                   5.00%, 2/1/14 (FGIC)(1)                            3,411,000
--------------------------------------------------------------------------------
        4,795,000  California Department of
                   Water Resources Rev., Series
                   1992 J2, (Central Valley
                   Project), 5.80%, 12/1/04                           4,968,291
--------------------------------------------------------------------------------
        1,085,000  California Department of
                   Water Resources Rev., Series
                   1998 U, 5.125%, 12/1/08,
                   Prerefunded at 101% of Par(2)                      1,259,425
--------------------------------------------------------------------------------
          915,000  California Department of
                   Water Resources Rev., Series
                   1998 U, 5.125%, 12/1/12                            1,034,508
--------------------------------------------------------------------------------
        1,500,000  California Department of
                   Water Resources Rev., Series
                   2001 W, (Central Valley
                   Project), 5.50%, 12/1/17                           1,724,685
--------------------------------------------------------------------------------
        2,000,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.50%, 5/1/08                              2,240,340
--------------------------------------------------------------------------------
        3,000,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.50%, 5/1/12                              3,436,650
--------------------------------------------------------------------------------
        5,000,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.375%, 5/1/17
                   (XLCA)                                             5,643,900
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Golden Gate
                   University), 5.50%, 10/1/18                        4,153,040
--------------------------------------------------------------------------------
        1,095,000  California Educational Facilities
                   Auth. Rev., (Scripps College),
                   5.25%, 8/1/16                                      1,200,219
--------------------------------------------------------------------------------
        1,315,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/15                        1,429,129
--------------------------------------------------------------------------------
          430,000  California Educational Facilities
                   Auth. Rev., (Southwestern
                   University), 5.00%, 11/1/18                          456,544
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,605,000  California Educational Facilities
                   Auth. Rev., Series 2000 B,
                   (Pooled College & University
                   Projects), 6.625%, 6/1/20                       $  1,777,233
--------------------------------------------------------------------------------
        5,000,000  California GO, 7.50%, 10/1/07
                   (MBIA)                                             5,990,450
--------------------------------------------------------------------------------
        1,985,000  California GO, 8.00%, 11/1/07
                   (FGIC)                                             2,241,204
--------------------------------------------------------------------------------
        4,480,000  California GO, 6.00%, 10/1/09
                   (AMBAC)                                            5,341,504
--------------------------------------------------------------------------------
        3,350,000  California GO, 5.75%, 4/1/10
                   (AMBAC)                                            3,946,300
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.50%, 4/1/12
                   (MBIA)                                             5,827,800
--------------------------------------------------------------------------------
       10,000,000  California GO, 5.25%, 10/1/14
                   (FGIC)(3)                                         11,037,703
--------------------------------------------------------------------------------
        2,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.25%, 6/1/11 (FSA)                                2,282,040
--------------------------------------------------------------------------------
        1,000,000  California Infrastructure &
                   Economic Development Bank
                   Rev., Series 2000 A, (Scripps
                   Research Institute), 5.625%,
                   7/1/20                                             1,116,440
--------------------------------------------------------------------------------
        1,075,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 A, (Union City Tropics),
                   5.375%, 8/15/14 (ACA)                              1,165,805
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1992 A,
                   (Secretary of State), 6.20%,
                   12/1/05 (AMBAC)                                    3,261,810
--------------------------------------------------------------------------------
        2,375,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Various University of
                   California Projects), 5.50%,
                   6/1/14                                             2,763,788
--------------------------------------------------------------------------------
        3,000,000  California Public Works Board
                   Lease Rev., Series 1994 A,
                   (Various University of
                   California Projects), 6.15%,
                   11/1/04                                            3,157,140
--------------------------------------------------------------------------------
        3,000,000  California Rev. Anticipation
                   Warrants, Series 2003 B,
                   2.00%, 6/16/04                                     3,004,860
--------------------------------------------------------------------------------
        8,000,000  California Statewide
                   Communities Development
                   Auth. COP, (California Lutheran
                   Homes), 5.375%, 11/15/06
                   (California Mortgage
                   Insurance)(2)                                      8,827,680
--------------------------------------------------------------------------------
        3,230,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2000 B,
                   (Brentwood School), 5.75%,
                   10/1/20 (FSA)                                      3,702,678
--------------------------------------------------------------------------------
        1,695,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 2002 B,
                   5.20%, 10/1/18 (FSA)                               1,892,552
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,745,000  California Statewide
                   Communities Development
                   Auth. West Sacramento Water
                   Rev., Series 2003 C, (Pooled
                   Financing), 5.25%, 10/1/14
                   (FSA)                                           $  2,011,200
--------------------------------------------------------------------------------
        3,100,000  California State University
                   Fresno Association Inc. Rev.,
                   (Auxiliary Organization Event
                   Center), 5.25%, 7/1/12                             3,325,711
--------------------------------------------------------------------------------
        1,250,000  California State University
                   System Rev., Series 2002 A,
                   5.375%, 11/1/18 (AMBAC)                            1,416,038
--------------------------------------------------------------------------------
        2,545,000  Capistrano Unified Public
                   Financing Auth. Special Tax
                   Rev., Series 1996 A, (First
                   Lien), 6.00%, 9/1/06 (AMBAC)                       2,836,759
--------------------------------------------------------------------------------
        2,100,000  Castaic Lake Water Agency
                   Rev., Series 2001 A, 5.375%,
                   8/1/17 (MBIA)                                      2,381,778
--------------------------------------------------------------------------------
        2,075,000  Chabot Las Positas Community
                   College District COP, 5.50%,
                   12/1/10 (FSA)                                      2,454,559
--------------------------------------------------------------------------------
        3,000,000  Chino Ontario Upland Water
                   Facilities Auth. COP, Series
                   1997 A, (Agua de Lejos),
                   5.20%, 10/1/15 (FGIC)                              3,346,830
--------------------------------------------------------------------------------
        5,435,000  Contra Costa Transportation
                   Auth. Sales Tax Rev., Series
                   1993 A, 6.00%, 3/1/05 (FGIC)                       5,705,337
--------------------------------------------------------------------------------
        1,220,000  Coronado Community
                   Development Agency Tax
                   Allocation Rev., 6.00%, 9/1/08
                   (FSA)                                              1,375,050
--------------------------------------------------------------------------------
        1,000,000  East Bay Municipal Utility
                   District Rev., 5.75%, 6/1/04
                   (MBIA)                                             1,012,320
--------------------------------------------------------------------------------
        2,300,000  Eastern Municipal Water
                   District COP, Series 2001 A,
                   5.25%, 7/1/13 (FGIC)                               2,630,441
--------------------------------------------------------------------------------
        4,000,000  El Cajon Redevelopment
                   Agency COP, 5.20%, 10/1/15
                   (AMBAC)                                            4,308,400
--------------------------------------------------------------------------------
        1,095,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/16
                   (FGIC)                                             1,251,924
--------------------------------------------------------------------------------
        1,020,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/17
                   (FGIC)                                             1,160,036
--------------------------------------------------------------------------------
        1,000,000  Folsom Cordova Unified School
                   District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/15
                   (MBIA)                                             1,146,880
--------------------------------------------------------------------------------
        1,225,000  Folsom Cordova Unified School
                   District No. 2 Facilities
                   Improvement GO, Series
                   2002 A, 5.375%, 10/1/16
                   (MBIA)                                             1,398,632
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,225,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/14 (FSA)                   $  1,399,991
--------------------------------------------------------------------------------
        1,290,000  Folsom Public Financing Auth.
                   Rev., (City Hall & Community
                   Center), 5.25%, 10/1/15 (FSA)                      1,459,648
--------------------------------------------------------------------------------
          500,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/04                                               507,710
--------------------------------------------------------------------------------
        1,385,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/06                                             1,478,446
--------------------------------------------------------------------------------
        2,615,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.25%,
                   9/1/08                                             2,824,749
--------------------------------------------------------------------------------
        2,760,000  Foster City Community
                   Development Agency Single
                   Family Mortgage Rev., 4.40%,
                   9/1/09                                             2,970,671
--------------------------------------------------------------------------------
        2,550,000  Fremont Union High School
                   District GO, Series 2000 B,
                   5.25%, 9/1/16                                      2,864,619
--------------------------------------------------------------------------------
        3,915,000  Fresno Special Tax Rev.,
                   (Community Facilities District
                   No. 3), 4.75%, 9/1/05 (LOC:
                   Rabobank International)                            3,940,604
--------------------------------------------------------------------------------
        7,350,000  Imperial Irrigation District COP,
                   (Electrical System), 6.50%,
                   11/1/07 (MBIA-IBC)                                 8,429,568
--------------------------------------------------------------------------------
        1,675,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/16 (AMBAC)                                     1,919,885
--------------------------------------------------------------------------------
        2,715,000  Irvine Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 86-1),
                   5.50%, 11/1/10 (AMBAC)                             3,097,896
--------------------------------------------------------------------------------
        2,030,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/16                                            2,219,358
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Capital Asset
                   Lease Rev., 5.875%, 12/1/05
                   (AMBAC)                                            4,331,040
--------------------------------------------------------------------------------
        1,030,000  Los Angeles Community
                   Redevelopment Agency
                   Parking System Rev.,
                   (Cinerama Dome Public
                   Package Project), 5.30%,
                   7/1/13 (ACA)                                       1,095,220
--------------------------------------------------------------------------------
        1,155,000  Los Angeles Convention and
                   Exhibition Center Auth. Lease
                   Rev., Series 1993 A, 6.00%,
                   8/15/10 (MBIA-IBC)                                 1,394,605
--------------------------------------------------------------------------------
        3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   1997 A, (Proposal A), 5.25%,
                   7/2/12 (MBIA)                                      3,334,650
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,000,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/13 (FSA)                                    $  3,443,940
--------------------------------------------------------------------------------
        6,680,000  Los Angeles County
                   Metropolitan Transportation
                   Auth. Sales Tax Rev., Series
                   2001 B, (Proposal A), 5.25%,
                   7/1/16 (FSA)                                       7,537,912
--------------------------------------------------------------------------------
        1,720,000  Los Angeles County Special
                   Tax Rev., (Bus Acquisition),
                   4.00%, 7/1/04                                      1,737,114
--------------------------------------------------------------------------------
        3,515,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.20%, 7/1/04                     3,575,247
--------------------------------------------------------------------------------
        3,765,000  Los Angeles County
                   Transportation Commission
                   Sales Tax Rev., Series 1992 A,
                   (Proposition C), 6.40%, 7/1/06                     4,188,977
--------------------------------------------------------------------------------
        3,000,000  Los Angeles State Building
                   Auth. Rev., Series 1993 A,
                   5.625%, 5/1/11 (MBIA-IBC)                          3,483,780
--------------------------------------------------------------------------------
        2,675,000  Los Angeles Unified School
                   District COP, Series 2002 B,
                   4.00%, 10/1/05 (FSA)                               2,799,655
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Unified School
                   District GO, 5.50%, 7/1/12
                   (MBIA)                                             4,148,655
--------------------------------------------------------------------------------
        3,115,000  Los Angeles Unified School
                   District GO, Series 1999 C,
                   5.50%, 7/1/09, Prerefunded
                   at 101% of Par (MBIA)(2)                           3,692,054
--------------------------------------------------------------------------------
        8,000,000  Los Angeles Unified School
                   District GO, Series 2000 D,
                   5.625%, 7/1/10, Prerefunded
                   at 100% of Par (FGIC)(2)                           9,600,879
--------------------------------------------------------------------------------
        5,000,000  Los Angeles Unified School
                   District GO, Series 2002 E,
                   5.00%, 7/1/11 (MBIA)                               5,757,750
--------------------------------------------------------------------------------
        1,390,000  Los Gatos Joint Union High
                   School District GO, Series
                   2002 C, 5.375%, 6/1/17 (FSA)                       1,578,971
--------------------------------------------------------------------------------
        3,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 1992 B, 8.00%, 7/1/08                       3,783,150
--------------------------------------------------------------------------------
        2,920,000  Metropolitan Water District of
                   Southern California Rev.,
                   Series 2001 A, 5.125%,
                   7/1/09                                             3,350,729
--------------------------------------------------------------------------------
        1,520,000  Mojave Unified School District
                   No. 1 Facilities Improvement
                   GO, 5.25%, 8/1/20 (FGIC)                           1,674,751
--------------------------------------------------------------------------------
        1,100,000  Mojave Water Agency
                   Improvement District GO,
                   (Morongo Basin), 5.40%,
                   9/1/08 (FGIC)                                      1,223,035
--------------------------------------------------------------------------------
        1,485,000  Mountain View COP, (Capital
                   Projects), 5.25%, 8/1/18                           1,663,616
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 4,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.25%,
                   10/1/07 (AMBAC)                                 $  4,499,720
--------------------------------------------------------------------------------
        1,310,000  Oceanside COP, Series 2003 A,
                   5.00%, 4/1/12 (AMBAC)                              1,495,496
--------------------------------------------------------------------------------
        1,000,000  Ontario Redevelopment
                   Financing Auth. Local Agency
                   Rev., Series 1995 A, 5.80%,
                   9/2/06 (FSA)                                       1,023,780
--------------------------------------------------------------------------------
        2,210,000  Orange County Local
                   Transportation Auth. Sales Tax
                   Rev., Series 1997 A, 5.70%,
                   2/15/08 (AMBAC)                                    2,534,870
--------------------------------------------------------------------------------
        1,805,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/15 (AMBAC)                             2,067,122
--------------------------------------------------------------------------------
        1,000,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/16 (AMBAC)                             1,139,030
--------------------------------------------------------------------------------
        3,030,000  Orange County Public
                   Financing Auth. Rev., (Juvenile
                   Justice Center Facility),
                   5.375%, 6/1/17 (AMBAC)                             3,437,262
--------------------------------------------------------------------------------
        1,720,000  Orange County Recovery COP,
                   Series 1996 A, 6.00%, 7/1/07
                   (MBIA)                                             1,963,346
--------------------------------------------------------------------------------
        1,330,000  Oxnard Harbor District Rev.,
                   7.00%, 8/1/04 (FSA)                                1,363,822
--------------------------------------------------------------------------------
        1,830,000  Pomona Public Financing Auth.
                   Rev., Series 2001 AD, (Merged
                   Redevelopment), 4.75%,
                   2/1/13 (MBIA)                                      2,010,090
--------------------------------------------------------------------------------
        1,060,000  Redding Joint Powers
                   Financing Auth. Electric
                   System Rev., Series 1996 A,
                   6.25%, 6/1/07 (MBIA)                               1,214,198
--------------------------------------------------------------------------------
        2,805,000  Redlands COP, 5.00%, 9/1/17
                   (AMBAC)                                            3,096,299
--------------------------------------------------------------------------------
        1,010,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.30%, 5/15/06                               961,904
--------------------------------------------------------------------------------
        8,000,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (AMBAC)                                            9,369,120
--------------------------------------------------------------------------------
        5,290,000  Sacramento City Financing
                   Auth. Rev., Series 2002 A,
                   (City Hall & Redevelopment),
                   5.25%, 12/1/15 (FSA)                               6,031,023
--------------------------------------------------------------------------------
        2,165,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 A, 6.25%, 8/15/10
                   (MBIA)                                             2,596,052
--------------------------------------------------------------------------------
        1,890,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1992 C, 5.75%, 11/15/07
                   (MBIA)(2)                                          1,936,551
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,105,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.70%, 7/1/17
                   (AMBAC)                                         $  3,774,376
--------------------------------------------------------------------------------
        5,005,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/11
                   (MBIA)                                             5,856,150
--------------------------------------------------------------------------------
        5,000,000  San Bernardino County COP,
                   Series 1995 A, (Medical
                   Center), 5.75%, 8/1/07
                   (MBIA)                                             5,680,050
--------------------------------------------------------------------------------
        1,695,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/15
                   (AMBAC)                                            1,951,589
--------------------------------------------------------------------------------
        1,790,000  San Buenaventura County COP,
                   Series 2002 B, 5.50%, 1/1/16
                   (AMBAC)                                            2,054,848
--------------------------------------------------------------------------------
        2,030,000  San Diego Redevelopment
                   Agency Rev., (Horton Plaza),
                   5.70%, 11/1/17                                     2,228,798
--------------------------------------------------------------------------------
        2,635,000  San Diego Redevelopment
                   Agency Rev., (Horton Plaza),
                   5.80%, 11/1/21                                     2,871,228
--------------------------------------------------------------------------------
        1,460,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (North Park), 5.90%, 9/1/25                        1,569,734
--------------------------------------------------------------------------------
        4,000,000  San Diego Regional
                   Transportation Commission
                   Sales Tax Rev., Series 1994 A,
                   6.00%, 4/1/04 (FGIC)                               4,018,640
--------------------------------------------------------------------------------
        2,000,000  San Francisco City & County
                   Airports Commission Issue 30
                   International Airport Rev.,
                   5.25%, 5/1/15 (XLCA)                               2,279,360
--------------------------------------------------------------------------------
        2,255,000  San Francisco City & County
                   Educational Facilities Unified
                   School District GO, Series
                   1999 B, 5.50%, 6/15/12                             2,551,420
--------------------------------------------------------------------------------
        2,680,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                               3,128,846
--------------------------------------------------------------------------------
        3,350,000  Santa Barbara County GO,
                   5.375%, 10/1/17 (AMBAC)                            3,814,746
--------------------------------------------------------------------------------
        1,000,000  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Central City),
                   3.00%, 3/1/09 (AMBAC)                              1,040,270
--------------------------------------------------------------------------------
        1,385,000  Santa Barbara Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2003 A, (Central City),
                   3.00%, 3/1/10 (AMBAC)                              1,425,927
--------------------------------------------------------------------------------
        1,000,000  Santa Clara Redevelopment
                   Agency Tax Allocation Rev.,
                   (Bayshore North), 5.00%,
                   6/1/15 (MBIA)                                      1,057,940
--------------------------------------------------------------------------------
        4,000,000  Santa Clara Valley
                   Transportation Auth. Sales Tax
                   Rev., Series 2003 A, 4.00%,
                   10/2/06 (AMBAC)                                    4,268,440
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,075,000  Santa Clara Valley Water
                   District Rev., Series 2000 A,
                   5.20%, 2/1/13                                   $  2,354,544
--------------------------------------------------------------------------------
        1,120,000  Santa Fe Springs Community
                   Development Commission Rev.,
                   Series 2002 A, 5.375%,
                   9/1/16 (MBIA)                                      1,271,827
--------------------------------------------------------------------------------
        1,250,000  Santa Monica-Malibu Unified
                   School District GO, 5.25%,
                   8/1/13                                             1,459,650
--------------------------------------------------------------------------------
        2,000,000  Southern California Public
                   Power Auth. Rev., 6.75%,
                   7/1/10 (LOC: PNC Bank)                             2,451,640
--------------------------------------------------------------------------------
        5,000,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission),
                   5.25%, 7/1/17
                   (FSA)                                              5,626,700
--------------------------------------------------------------------------------
        3,325,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission),
                   5.25%, 7/1/18
                   (FSA)                                              3,722,338
--------------------------------------------------------------------------------
        1,975,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/17 (AMBAC)                                     2,288,610
--------------------------------------------------------------------------------
        2,000,000  Stanislaus County COP, 5.50%,
                   5/1/06 (MBIA)                                      2,182,100
--------------------------------------------------------------------------------
        2,770,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.40%, 9/1/15                              2,968,000
--------------------------------------------------------------------------------
          325,000  Stockton Community Facilities
                   District GO, (No. 1 Weston
                   Ranch), 5.50%, 9/1/16                                348,182
--------------------------------------------------------------------------------
        1,800,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/10 (AMBAC)                              2,084,220
--------------------------------------------------------------------------------
        1,025,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/13 (FSA)                                1,169,402
--------------------------------------------------------------------------------
        1,080,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/14 (FSA)                                1,227,992
--------------------------------------------------------------------------------
        1,135,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/15 (FSA)                                1,277,601
--------------------------------------------------------------------------------
        1,195,000  Sweetwater Auth. Water Rev.,
                   5.25%, 4/1/16 (FSA)                                1,338,496
--------------------------------------------------------------------------------
          500,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 5.50%, 1/1/06                             523,440
--------------------------------------------------------------------------------
        1,760,000  Tobacco Securitization Auth.
                   of Southern California Rev.,
                   Series 2002 A, 4.60%, 6/1/10                       1,684,549
--------------------------------------------------------------------------------
        2,410,000  Tobacco Securitization Auth.
                   of Southern California Rev.,
                   Series 2002 A, 4.70%, 6/1/11                       2,286,680
--------------------------------------------------------------------------------
          490,000  Tracy Community
                   Development Agency Tax
                   Allocation Rev., Series 2003 A,
                   4.00%, 3/1/12 (AMBAC)                                524,231
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/12 (AMBAC)                                 $  5,738,900
--------------------------------------------------------------------------------
        3,000,000  Ventura County Public
                   Financing Auth. COP, 4.75%,
                   8/15/11 (FSA)                                      3,304,500
--------------------------------------------------------------------------------
        3,980,000  Whittier Health Facilities Rev.,
                   (Presbyterian Intercommunity),
                   6.00%, 6/1/06 (MBIA)                               4,389,542
--------------------------------------------------------------------------------
        3,250,000  Woodland Finance Auth. Lease
                   Rev., 3.00%, 3/1/06 (XLCA)                         3,359,915
--------------------------------------------------------------------------------
        1,465,000  Woodland Wastewater System
                   COP, 6.00%, 3/1/06 (AMBAC)                         1,603,047
--------------------------------------------------------------------------------
                                                                    403,829,933
--------------------------------------------------------------------------------
GUAM -- 1.1%
--------------------------------------------------------------------------------
        4,000,000  Guam Government GO, Series
                   2001 A, 5.50%, 12/1/10 (FSA)                       4,721,040
--------------------------------------------------------------------------------
NORTHERN MARIANA ISLES -- 0.5%
--------------------------------------------------------------------------------
        1,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/08 (ACA)                        1,116,690
--------------------------------------------------------------------------------
        1,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2000 A, 5.50%, 6/1/09 (ACA)                        1,124,670
--------------------------------------------------------------------------------
                                                                      2,241,360
--------------------------------------------------------------------------------
PUERTO RICO -- 7.1%
--------------------------------------------------------------------------------
        5,000,000  Childrens Trust Fund Tobacco
                   Settlement Rev., 5.00%,
                   7/1/08(2)                                          5,651,099
--------------------------------------------------------------------------------
        1,000,000  Puerto Rico Commonwealth
                   GO, Series 2003 C, 5.00%,
                   7/1/08 (FSA)                                       1,120,670
--------------------------------------------------------------------------------
        3,000,000  Puerto Rico Commonwealth
                   Infrastructure Financing Auth.
                   Special Tax Rev., Series
                   1998 A, 5.50%, 7/1/08
                   (AMBAC)                                            3,443,520
--------------------------------------------------------------------------------
        3,700,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/18 (MBIA)                              4,241,717
--------------------------------------------------------------------------------
        2,655,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.25%, 7/1/13 (FSA)                                3,106,695
--------------------------------------------------------------------------------
        3,140,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 KK,
                   5.50%, 7/1/14 (FSA)                                3,757,826
--------------------------------------------------------------------------------
        1,450,000  Puerto Rico Municipal Finance
                   Agency GO, Series 1999 B,
                   6.00%, 8/1/15 (FSA)                                1,714,350
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

      $ 3,090,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 1995 A,
                   6.25%, 7/1/09 (AMBAC)                           $  3,708,155
--------------------------------------------------------------------------------
        4,670,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 C,
                   (Government Facilities),
                   5.25%, 7/1/11                                      5,359,479
--------------------------------------------------------------------------------
                                                                     32,103,511
--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 1.2%
--------------------------------------------------------------------------------
        2,890,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/06                             3,030,136
--------------------------------------------------------------------------------
        1,000,000  Virgin Islands Public Finance
                   Auth. Rev., (Gross Receipts
                   Taxes), 4.00%, 10/1/08 (FSA)                       1,086,220
--------------------------------------------------------------------------------
        1,050,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   5.50%, 10/1/13                                     1,114,449
--------------------------------------------------------------------------------
                                                                      5,230,805
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $412,570,054)                                                 448,126,649
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.2%

CALIFORNIA -- 0.2%
--------------------------------------------------------------------------------
          400,000  California Department of
                   Water Resources Rev., Series
                   2002 B2, VRDN, 0.96%,
                   3/1/04 (LOC: BNP Paribas)                            400,000
--------------------------------------------------------------------------------
          450,000  California Department of
                   Water Resources Rev., Series
                   2002 B6, VRDN, 0.98%,  3/1/04
                   (LOC: State Street
                   Bank & Trust Co.)                                    450,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $850,000)                                                         850,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%
          460,000  Federated California Municipal
                   Cash Trust
(Cost $460,000)                                                         460,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $413,880,054)                                                $449,436,649
================================================================================

See Notes to Financial Statements.                                  (continued)

------

California Intermediate-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

MBIA-IBC = MBIA Insured Bond Certificates

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2004.

XLCA = XL Capital Assurance Corp.

(1) When-issued security.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security, or a portion thereof, has been segregated for a when-issued security.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Performance

TOTAL RETURNS AS OF FEBRUARY 29, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          1 YEAR      5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
CALIFORNIA LONG-TERM
TAX-FREE                   5.96%       5.56%      6.06%     7.69%       11/9/83
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                 7.70%       6.36%      6.89%     9.38%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIF.
MUNICIPAL DEBT
FUNDS AVERAGE RETURNS      5.87%       4.92%      5.60%     7.69%(2)       --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking(3)               56 of 128   12 of 92   10 of 54      --           --
--------------------------------------------------------------------------------

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Since 11/10/83, the date nearest the fund's inception for which data are available.

(3) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
------------------------------------------------------------------------------------------
                 1995    1996*   1997    1998   1999    2000*   2001   2002   2003   2004*
------------------------------------------------------------------------------------------
California
Long-Term
Tax-Free         0.17%  12.26%   5.01%   9.67%  6.17%  -4.68%  14.08%  6.68%  6.62%  5.96%
------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index       0.96%  12.56%   6.18%  11.46%  6.40%  -6.23%  16.39%  7.18%  8.03%  7.70%
------------------------------------------------------------------------------------------
*Period ended February 29.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------

California Long-Term Tax-Free - Portfolio Commentary

BY DAVE MACEWEN, PORTFOLIO MANAGER

RETURN SUMMARY & PERSPECTIVE

California Long-Term Tax-Free (Cal Long-Term) returned 6.98% for the six months ended February 29, 2004, as the U.S. bond market rallied and yields fell.

To put this relatively robust return into perspective, it was higher than the fund's average ANNUAL returns for the five- and 10-year periods ended February
29, 2004.

In addition to a strong absolute return, Cal Long-Term continued to outperform its Lipper peer group. For the six-month period, the average return of the peer group was 6.90%. The fund's outperformance was even more pronounced for the five- and 10- year periods ended February 29, 2004 (please see page 25 for a table of total return comparisons).

One constant factor in the fund's favor was its low annual expense ratio, just
0.51% compared with the 1.08% average for the Lipper peer group (as of February
29, 2004). All else being equal, lower expenses typically translate to higher yields and returns.

YIELD SUMMARY & PERSPECTIVE

Cal Long-Term's investment objective is to seek high current income that is exempt from California state and federal income tax. To accomplish this, the portfolio owned primarily longer-term, high-yielding debt securities. As of
February 29, 2004, approximately 76% of the portfolio had maturities of 10 years or longer.

The fund's 30-day SEC yield declined from 3.92% on August 31, 2003 to 3.12% as the bond market rallied (discussed below). However, that still translated to attractive tax-equivalent yields for California investors (see the yield table above).

ECONOMIC & MARKET PERSPECTIVE

During the six months ended February 29, 2004, low "core" inflation (just 1.1%
-1.3% on a rolling 12-month basis, not including food and energy prices) and disappointing labor market conditions allowed the Federal Reserve to hold its overnight bank rate target at just 1%.

These factors, and a wave of Treasury purchases by foreign central banks, helped the U.S. bond market rally, even though the U.S. economy grew at its fastest pace in nearly two decades (6.1% annualized in the six months ended December 31,
2003) and the U.S. stock market gained significant ground (the S&P 500 Index was up 14.59%).

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  14.8 yrs              16.0 yrs
--------------------------------------------------------------------------------
Average Duration                           6.1 yrs               7.0 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
                                                       3.12%
--------------------------------------------------------------------------------
30-DAY TAX-EQUIVALENT YIELDS*
--------------------------------------------------------------------------------
31.98% Tax Bracket                                     4.59%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                     4.78%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                     5.13%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                     5.29%
--------------------------------------------------------------------------------
*The tax brackets indicated are for combined state and federal income taxes.
 Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

                                                                    (continued)

------

California Long-Term Tax-Free - Portfolio Commentary

IMPACT OF CALIFORNIA'S BUDGET CRISIS

We believe Cal Long-Term's six-month performance was influenced more by national economic and broad bond market factors than by the financial and political turmoil that swirled around California. Conditions actually improved in the Cal investment-grade municipal market during the six months--the national economy continued to recover, Governor Schwarzenegger replaced Governor Davis in a recall election, and the new governor gathered bipartisan support for proposals to reduce the state budget deficit and assure adequate liquidity to meet short-term state debt obligations. Investment-grade Cal municipals outperformed their national counterparts during the six months.

Schwarzenegger's deficit reduction bond and balanced budget proposals won voter approval on March 2, 2004. As a result, we believe the state's financial situation has been stabilized in the near term.

PORTFOLIO POSITIONING & STRATEGY

In addition to seeking high current income, Cal Long-Term's other objective is to seek safety of principal. More specifically, the fund seeks to reduce credit risk--the risk that a bond won't be paid and a loss will result. To help meet that objective, we buy QUALITY debt securities--bonds either rated by an independent rating agency in the top four credit quality categories, or determined by us to be of comparable quality.

As of February 29, 2004, the portfolio's weighted average credit quality was
AA+, based on holdings that were primarily rated AAA (see the table at left). In addition, 74% of the portfolio at that time was insured.

As shown in the table at the bottom of page 26, the portfolio's weighted average maturity and duration declined during the six month period. We made those adjustments to reduce the portfolio's sensitivity to interest rate changes, preparing for higher rates if the current economic slack is reduced and the threat of inflation grows.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
AAA                                          75%                   74%
--------------------------------------------------------------------------------
AA                                            8%                    6%
--------------------------------------------------------------------------------
A                                             7%                   10%
--------------------------------------------------------------------------------
BBB                                          10%                   10%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
COPs/Leases                                                        27%
--------------------------------------------------------------------------------
Tax Allocation Revenue                                             12%
--------------------------------------------------------------------------------
GO                                                                 12%
--------------------------------------------------------------------------------
Electric Revenue                                                   11%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                             8%
--------------------------------------------------------------------------------

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.6%

CALIFORNIA -- 98.6%
--------------------------------------------------------------------------------
      $ 1,190,000  Alameda Corridor
                   Transportation Auth. Rev.,
                   Series 1999 A, 5.125%,
                   10/1/17 (MBIA)                                  $  1,314,736
--------------------------------------------------------------------------------
        2,300,000  Alameda County COP, 6.80%,
                   6/15/17 (MBIA)(1)                                  1,290,070
--------------------------------------------------------------------------------
       10,235,000  Antioch Public Financing Auth.
                   Rev., Series 2002 A,
                   (Municipal Facilities), 5.50%,
                   1/1/32 (MBIA)                                     11,375,300
--------------------------------------------------------------------------------
        4,730,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/22 (MBIA)                                      5,346,366
--------------------------------------------------------------------------------
        6,005,000  Antioch Public Financing Auth.
                   Rev., Series 2002 B,
                   (Municipal Facilities), 5.625%,
                   1/1/27 (MBIA)                                      6,748,959
--------------------------------------------------------------------------------
        1,000,000  Banning COP, (Wastewater
                   System, Refunding &
                   Improvement), 8.00%, 1/1/19
                   (AMBAC)                                            1,310,270
--------------------------------------------------------------------------------
        4,135,000  Bell Community
                   Redevelopment Agency Tax
                   Allocation Rev., (Bell
                   Redevelopment Project Area),
                   5.625%, 10/1/33 (RADIAN)                           4,495,737
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/17 (FSA)                                       1,366,771
--------------------------------------------------------------------------------
        1,205,000  Berryessa Union School
                   District GO, Series 2001 B,
                   (Election of 1999), 5.375%,
                   8/1/18 (FSA)                                       1,360,096
--------------------------------------------------------------------------------
        1,500,000  Big Bear Lake Water Rev.,
                   6.00%, 4/1/22 (MBIA)                               1,843,005
--------------------------------------------------------------------------------
        1,000,000  Blythe Redevelopment No. 1
                   Tax Allocation Rev., 5.80%,
                   5/1/28                                             1,044,200
--------------------------------------------------------------------------------
        6,000,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.375%, 5/1/17
                   (XLCA)                                             6,772,680
--------------------------------------------------------------------------------
        7,790,000  California Department of
                   Water Resources Rev., Series
                   2002 A, 5.375%, 5/1/22                             8,264,255
--------------------------------------------------------------------------------
        4,000,000  California Educational Facilities
                   Auth. Rev., (Pepperdine
                   University), 5.75%, 9/15/30                        4,518,400
--------------------------------------------------------------------------------
        8,570,000  California Educational Facilities
                   Auth. Rev., (University of
                   Southern California), 5.50%,
                   10/1/27                                            9,420,315
--------------------------------------------------------------------------------
        1,920,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/32                                            2,002,963
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,035,000  California Educational Facilities
                   Auth. Rev., Series 1997 B,
                   (Pooled College & University
                   Projects), 6.30%, 4/1/21                        $  3,292,520
--------------------------------------------------------------------------------
        4,395,000  California GO, 5.00%, 2/1/10                       4,837,928
--------------------------------------------------------------------------------
        3,000,000  California GO, 6.125%,
                   10/1/11 (AMBAC)                                    3,655,590
--------------------------------------------------------------------------------
        6,020,000  California GO, 5.25%, 11/1/19
                   (RADIAN)                                           6,520,563
--------------------------------------------------------------------------------
        5,000,000  California GO, 5.625%, 5/1/20                      5,430,500
--------------------------------------------------------------------------------
        3,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/09(1)                                  2,513,880
--------------------------------------------------------------------------------
        1,355,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 A, 6.75%, 3/1/20
                   (California Mortgage
                   Insurance)                                         1,360,583
--------------------------------------------------------------------------------
        1,290,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1992 C, (AIDS Healthcare
                   Foundation), 6.25%, 9/1/17
                   (California Mortgage
                   Insurance)                                         1,307,492
--------------------------------------------------------------------------------
        5,165,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1993 C, (St. Francis Memorial
                   Hospital), 5.875%, 11/1/23(2)                      6,241,283
--------------------------------------------------------------------------------
          180,000  California Housing Finance
                   Agency Multi-Unit Rental Rev.,
                   6.875%, 2/1/22                                       181,463
--------------------------------------------------------------------------------
        1,115,000  California Housing Finance
                   Agency Single Family
                   Mortgage Rev., Series
                   1998 C4, 5.65%, 8/1/16
                   (FHA/VA)                                           1,190,062
--------------------------------------------------------------------------------
        4,000,000  California Public Works Board
                   Lease Rev., Series 1993 A,
                   (Department of Corrections),
                   5.00%, 12/1/19 (AMBAC)                             4,452,640
--------------------------------------------------------------------------------
        1,000,000  California Public Works Board
                   Lease Rev., Series 1993 B,
                   (Various University of
                   California Projects), 5.25%,
                   6/1/20                                             1,128,440
--------------------------------------------------------------------------------
       18,600,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                               21,616,361
--------------------------------------------------------------------------------
        8,500,000  California Rev. Anticipation
                   Warrants, Series 2003 A,
                   2.00%, 6/16/04                                     8,513,685
--------------------------------------------------------------------------------
        3,135,000  California State Universities
                   and Colleges Rev., 5.75%,
                   11/1/15 (FGIC)                                     3,427,464
--------------------------------------------------------------------------------
        1,040,000  California State University
                   System Rev., Series 2002 A,
                   (Sacramento Auxiliary), 5.50%,
                   10/1/32 (MBIA)                                     1,161,129
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,340,000  California State University
                   System Rev., Series 2002 A,
                   (Sacramento Auxiliary), 5.50%,
                   10/1/37 (MBIA)                                  $  1,498,455
--------------------------------------------------------------------------------
        3,925,000  California Statewide
                   Communities Development
                   Auth. Rev. COP, (Gemological
                   Institute), 6.75%, 5/1/10
                   (Connie Lee)                                       4,702,150
--------------------------------------------------------------------------------
       14,500,000  California Statewide
                   Communities Development
                   Auth. Rev., Series 1998 A,
                   (Sherman Oaks), 5.00%,
                   8/1/22 (AMBAC, California
                   Mortgage Insurance)                               15,714,664
--------------------------------------------------------------------------------
        1,280,000  California Statewide
                   Communities Development
                   Auth. West Sacramento Water
                   Rev., Series 2003 C, (Pooled
                   Financing), 5.25%, 10/1/28
                   (FSA)                                              1,382,566
--------------------------------------------------------------------------------
        5,695,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (Refunding
                   Issue 1988-1), 6.50%, 9/1/14
                   (FSA)                                              6,480,967
--------------------------------------------------------------------------------
        1,275,000  Carson Redevelopment Agency
                   Residential Mortgage COP,
                   (Area No. 1), 5.50%, 10/1/16
                   (MBIA)                                             1,520,667
--------------------------------------------------------------------------------
        1,520,000  Castaic Lake Water Agency
                   COP, Series 1994 A, (Water
                   System Improvement), 7.00%,
                   8/1/12 (MBIA)                                      1,968,704
--------------------------------------------------------------------------------
        1,320,000  Coalinga Public Financing
                   Auth. Local Obligation Rev.,
                   Series 1998 A, 6.375%,
                   9/15/21 (AMBAC)                                    1,695,052
--------------------------------------------------------------------------------
       13,500,000  Compton Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1995 A,
                   6.50%, 8/1/13 (FSA)                               14,735,655
--------------------------------------------------------------------------------
        2,615,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Concord Avenue Parking
                   Structure), 5.125%, 3/1/23                         2,762,617
--------------------------------------------------------------------------------
        2,580,000  Concord Joint Powers
                   Financing Auth. Lease Rev.,
                   (Police Facilities), 5.25%,
                   8/1/13                                             2,978,610
--------------------------------------------------------------------------------
        2,200,000  Contra Costa Water District
                   Rev., Series 1992 E, 6.25%,
                   10/1/12 (AMBAC)                                    2,664,904
--------------------------------------------------------------------------------
        2,400,000  Covina-Valley Unified School
                   District GO, Series 2002 A,
                   5.50%, 8/1/26 (FSA)                                2,664,336
--------------------------------------------------------------------------------
        1,580,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/19
                   (FGIC)                                             1,777,121
--------------------------------------------------------------------------------
        2,620,000  Escondido Unified School
                   District COP, 4.75%, 7/1/19
                   (MBIA)                                             2,876,812
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,975,000  Fresno Sewer Rev., Series
                   1993 A-1, 6.25%, 9/1/14
                   (AMBAC)                                         $  2,489,942
--------------------------------------------------------------------------------
        1,965,000  Glendale Unified School
                   District GO, Series 2001 D,
                   5.375%, 9/1/20 (MBIA)                              2,190,837
--------------------------------------------------------------------------------
        9,350,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                    10,388,785
--------------------------------------------------------------------------------
        2,815,000  John Swett Unified School
                   District GO, Series 2002 A,
                   5.50%, 8/1/26 (FSA)                                3,116,402
--------------------------------------------------------------------------------
        1,815,000  Kern High School District GO,
                   7.15%, 8/1/14 (MBIA)(2)                            2,449,234
--------------------------------------------------------------------------------
        1,340,000  Kern High School District GO,
                   Series 1992 C, 6.25%, 8/1/13
                   (MBIA)(2)                                          1,700,085
--------------------------------------------------------------------------------
        3,630,000  Kern High School District GO,
                   Series 1993 D, 7.00%, 8/1/17
                   (MBIA)(2)                                          3,757,921
--------------------------------------------------------------------------------
        1,335,000  Little Lake City School District
                   GO, Series 2000 A, 6.125%,
                   7/1/25 (FSA)                                       1,583,670
--------------------------------------------------------------------------------
        1,055,000  Little Lake City School District
                   GO, Series 2002 B, 5.375%,
                   7/1/27 (FSA)                                       1,156,312
--------------------------------------------------------------------------------
        1,605,000  Long Beach Bond Finance
                   Auth. Lease Rev., (Plaza
                   Parking Facility), 5.25%,
                   11/1/21                                            1,717,238
--------------------------------------------------------------------------------
        1,305,000  Los Altos Association of Bay
                   Area Governments COP, 5.90%,
                   5/1/27                                             1,334,676
--------------------------------------------------------------------------------
        3,285,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 A,
                   6.45%, 7/1/17 (AMBAC)                              3,389,135
--------------------------------------------------------------------------------
          400,000  Los Angeles Community
                   Redevelopment Agency
                   Housing Rev., Series 1994 C,
                   7.00%, 1/1/14 (AMBAC)                                411,124
--------------------------------------------------------------------------------
        3,500,000  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/14
                   (FSA)                                              3,585,295
--------------------------------------------------------------------------------
        4,000,000  Los Angeles Community
                   Redevelopment Agency Tax
                   Allocation Rev., Series 1993 H,
                   (Bunker Hill), 6.50%, 12/1/15
                   (FSA)                                              4,098,520
--------------------------------------------------------------------------------
        8,000,000  Metropolitan Water District of
                   Southern California Rev.,
                   5.75%, 8/10/18                                     9,667,680
--------------------------------------------------------------------------------
        1,915,000  Mid-Peninsula Regional Open
                   Space District Financing Auth.
                   Rev., 5.90%, 9/1/14 (AMBAC)                        2,137,370
--------------------------------------------------------------------------------
        5,150,000  Mid-Peninsula Regional Open
                   Space District GO, 7.00%,
                   9/1/14                                             5,398,539
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $10,655,000  Modesto, Stockton, Redding
                   Public Power Agency Rev.,
                   Series 1989 D, (San Juan),
                   6.75%, 7/1/20 (MBIA)(2)                         $ 13,548,046
--------------------------------------------------------------------------------
        1,065,000  Mountain View School District
                   Santa Clara County GO, Series
                   2000 B, 6.125%, 7/1/25 (FSA)                       1,255,816
--------------------------------------------------------------------------------
        1,000,000  New Haven Unified School
                   District GO, 12.00%, 8/1/18
                   (FSA)                                              1,859,680
--------------------------------------------------------------------------------
        1,000,000  Oakland Joint Powers
                   Financing Auth. Rev.,
                   (Convention Centers), 5.50%,
                   10/1/14 (AMBAC)                                    1,184,990
--------------------------------------------------------------------------------
        6,110,000  Oakland Redevelopment
                   Agency Tax Allocation Rev.,
                   (Central District), 5.50%,
                   2/1/14 (AMBAC)                                     7,226,847
--------------------------------------------------------------------------------
        1,680,000  Oceanside COP, Series 2003 A,
                   5.25%, 4/1/17 (AMBAC)                              1,885,682
--------------------------------------------------------------------------------
        3,100,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/22
                   (MBIA)                                             3,714,296
--------------------------------------------------------------------------------
        2,825,000  Pasadena COP, (Old Pasadena
                   Parking Facility), 6.25%,
                   1/1/18                                             3,447,489
--------------------------------------------------------------------------------
        2,500,000  Pico Rivera Water Auth. Rev.,
                   Series 1999 A, (Water
                   Systems), 5.50%, 5/1/29
                   (MBIA)                                             2,918,025
--------------------------------------------------------------------------------
        4,475,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/19                        4,786,236
--------------------------------------------------------------------------------
        5,000,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.25%, 8/1/26                        5,313,850
--------------------------------------------------------------------------------
        1,130,000  Pomona COP, Series 2002 AE,
                   (Mission Promenade), 5.375%,
                   10/1/19 (AMBAC)                                    1,266,809
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2000 A, 6.55%,
                   8/1/29 (MBIA)                                      1,320,530
--------------------------------------------------------------------------------
        1,000,000  Pomona Unified School District
                   GO, Series 2001 A, 6.15%,
                   8/1/30 (MBIA)                                      1,214,770
--------------------------------------------------------------------------------
        1,110,000  Poway Redevelopment Agency
                   COP, (Paguay Redevelopment),
                   5.375%, 12/15/20 (AMBAC)                           1,231,700
--------------------------------------------------------------------------------
          585,000  Redlands Unified School
                   District COP, 6.00%, 9/1/12
                   (FSA)                                                587,276
--------------------------------------------------------------------------------
        1,000,000  Redwood City Elementary
                   School District GO, 5.00%,
                   8/1/16 (FGIC)                                      1,140,880
--------------------------------------------------------------------------------
        1,500,000  Sacramento City Financing
                   Auth. Lease Rev., Series
                   1993 A, 5.40%, 11/1/20
                   (AMBAC)                                            1,756,710
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Sacramento City Financing
                   Auth. Rev., 5.50%, 6/1/20                       $  1,119,270
--------------------------------------------------------------------------------
        1,915,000  Sacramento City Financing
                   Auth. Rev., 5.60%, 6/1/24                          2,141,238
--------------------------------------------------------------------------------
       10,000,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                           11,300,900
--------------------------------------------------------------------------------
        3,555,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 P, 5.25%, 8/15/20 (FSA)                       3,919,885
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/22                                      5,236,000
--------------------------------------------------------------------------------
        1,000,000  Saddleback Valley Unified
                   School District Public
                   Financing Auth. Special Tax  Rev.,
                   Series 1997 A, 6.00%,
                   9/1/16 (FSA)                                       1,239,470
--------------------------------------------------------------------------------
        1,345,000  San Diego Community College
                   District Lease Rev., 6.125%,
                   12/1/06, Prerefunded at
                   102% of Par (MBIA)(2)                              1,548,687
--------------------------------------------------------------------------------
       10,400,000  San Diego County COP,
                   5.625%, 9/1/12 (AMBAC)                            12,349,584
--------------------------------------------------------------------------------
        4,640,000  San Diego County COP,
                   (Burnham Institute), 6.25%,
                   9/1/29                                             4,859,286
--------------------------------------------------------------------------------
        3,500,000  San Diego County Regional
                   Transportation Commission
                   Sales Tax Rev., Series 1991 A,
                   6.93%, 4/1/04(1)(2)                                3,496,850
--------------------------------------------------------------------------------
        3,355,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Centre City Redevelopment),
                   5.25%, 9/1/19 (FSA)                                3,696,707
--------------------------------------------------------------------------------
        2,600,000  San Diego Redevelopment
                   Agency Tax Allocation Rev.,
                   (Centre City Redevelopment),
                   5.25%, 9/1/20 (FSA)                                2,848,742
--------------------------------------------------------------------------------
        2,000,000  San Francisco City & County
                   Airports Commission Issue 30
                   International Airport Rev.,
                   5.25%, 5/1/16 (XLCA)                               2,262,520
--------------------------------------------------------------------------------
        2,715,000  San Marcos Public Facilities
                   Auth. Rev., Series 2000 A,
                   (Tax Increment Project
                   Area 3), 6.75%, 10/1/30                            2,988,346
--------------------------------------------------------------------------------
        3,535,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/15 (MBIA)                               4,448,020
--------------------------------------------------------------------------------
        3,975,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.50%, 7/1/16 (MBIA)                               5,104,019
--------------------------------------------------------------------------------
        4,000,000  San Mateo County Joint
                   Powers Auth. Lease Rev.,
                   (Capital Projects Program),
                   6.00%, 7/1/19 (MBIA)                               5,002,520
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,450,000  San Mateo County
                   Transportation District Sales
                   Tax Rev., Series 1993 A,
                   5.25%, 6/1/18 (MBIA)                            $  2,860,326
--------------------------------------------------------------------------------
        3,500,000  Santa Ana Financing Auth.
                   Lease Rev., 6.25%, 7/1/15
                   (MBIA)                                             4,337,095
--------------------------------------------------------------------------------
        3,355,000  Santa Barbara County GO,
                   5.50%, 10/1/22 (AMBAC)                             3,761,727
--------------------------------------------------------------------------------
        4,000,000  Santa Clara Valley
                   Transportation Auth. Sales Tax
                   Rev., Series 2003 A, 4.00%,
                   10/2/06 (AMBAC)                                    4,268,440
--------------------------------------------------------------------------------
        2,000,000  Santa Margarita-Dana Point
                   Auth. Rev., Series 1994 B,
                   (Improvement Districts 3, 3A,
                   4, 4A), 7.25%, 8/1/14 (MBIA)                       2,680,620
--------------------------------------------------------------------------------
        4,470,000  Sierra Unified School District
                   COP, 6.125%, 3/1/18                                4,561,903
--------------------------------------------------------------------------------
        2,415,000  Solano County COP, 5.25%,
                   11/1/22 (MBIA)                                     2,626,047
--------------------------------------------------------------------------------
        1,625,000  Solano County COP, 5.25%,
                   11/1/23 (MBIA)                                     1,762,053
--------------------------------------------------------------------------------
        2,500,000  South Coast Air Quality
                   Management District Building
                   Corp. Rev., (Installment Sale
                   Headquarters), 6.00%, 8/1/11
                   (AMBAC)                                            3,039,450
--------------------------------------------------------------------------------
        2,705,000  South Gate COP, Series 2002 A,
                   5.50%, 9/1/21 (AMBAC)                              3,048,535
--------------------------------------------------------------------------------
        2,000,000  South Gate Public Financing
                   Auth. Tax Allocation Rev.,
                   (Redevelopment Project No. 1),
                   5.75%, 9/1/22 (XLCA)                               2,293,020
--------------------------------------------------------------------------------
        1,425,000  Southern California Public
                   Power Auth. Rev., 7.00%,
                   7/1/09 (Pittsburgh National
                   Bank)                                              1,465,185
--------------------------------------------------------------------------------
        3,260,000  Southern California Public
                   Power Auth. Rev., 6.00%,
                   7/1/18 (Pittsburgh National
                   Bank)                                              3,334,361
--------------------------------------------------------------------------------
        7,315,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/12 (FSA)                     9,323,187
--------------------------------------------------------------------------------
        3,730,000  Southern California Public
                   Power Auth. Rev., (Multiple
                   Projects), 6.75%, 7/1/13 (FSA)                     4,752,132
--------------------------------------------------------------------------------
        3,000,000  Southern California Public
                   Power Auth. Rev., Series
                   1989 A, 7.15%, 7/1/04
                   (AMBAC)(1)                                         2,988,420
--------------------------------------------------------------------------------
        5,635,000  Southern California Public
                   Power Auth. Rev., Series
                   2002 A, (Southern  Transmission
                   Project), 5.25%,
                   7/1/16 (FSA)                                       6,371,325
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 2,000,000  Southern Orange County
                   Finance Auth. Special Tax Rev.,
                   Series 1994 A, 7.00%, 9/1/11
                   (MBIA)                                          $  2,569,820
--------------------------------------------------------------------------------
        1,525,000  Stanton Redevelopment
                   Agency Tax Allocation Rev.,
                   (Community Development),
                   5.45%, 12/1/17 (AMBAC)                             1,571,711
--------------------------------------------------------------------------------
        2,850,000  Stockton Health Facilities Auth.
                   Rev., Series 1997 A, (Dameron
                   Hospital Association), 5.70%,
                   12/1/14                                            3,037,217
--------------------------------------------------------------------------------
        1,255,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/17 (FSA)                                1,434,465
--------------------------------------------------------------------------------
        1,325,000  Sweetwater Auth. Water Rev.,
                   5.50%, 4/1/18 (FSA)                                1,509,877
--------------------------------------------------------------------------------
        2,000,000  Taft Public Financing Auth.
                   Lease Rev., Series 1997 A,
                   (Community Correctional
                   Facility), 6.05%, 1/1/17                           2,177,100
--------------------------------------------------------------------------------
        2,500,000  Ukiah Electric Rev., 6.25%,
                   6/1/18 (MBIA)                                      3,105,425
--------------------------------------------------------------------------------
        1,445,000  Walnut Valley Unified School
                   District GO, Series 1992 B,
                   6.00%, 8/1/10 (AMBAC)(2)                           1,768,348
--------------------------------------------------------------------------------
        3,020,000  Watsonville Insured Hospital
                   Rev., Series 1996 A,
                   (Community Hospital), 6.20%,
                   7/1/12 (California Mortgage
                   Insurance)(2)                                      3,653,868
--------------------------------------------------------------------------------
        4,525,000  Woodland COP, (Wastewater
                   System Reference), 5.75%,
                   3/1/12 (AMBAC)                                     5,412,036
--------------------------------------------------------------------------------
                                                                    490,237,120
--------------------------------------------------------------------------------
PUERTO RICO -- 1.0%
--------------------------------------------------------------------------------
        4,000,000  Puerto Rico Electric Power
                   Auth. Rev., Series 2002 II,
                   5.375%, 7/1/17 (XLCA)                              4,585,640
--------------------------------------------------------------------------------
          500,000  Puerto Rico Public Buildings
                   Auth. Rev., Series 2002 D,
                   (Government Facilities),
                   5.375%, 7/1/12, Prerefunded
                   at 100% of Par(2)                                    593,355
--------------------------------------------------------------------------------
                                                                      5,178,995
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $444,311,507)                                                 495,416,115
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES -- 0.3%

CALIFORNIA -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  San Diego County Water Auth.
                   Rev. COP, (Registration Rites),
                   Yield Curve Notes, Inverse
                   Floater, 10.17%, 4/22/09
                   (FGIC)(3)
(Cost $1,034,416)                                                     1,323,580
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

California Long-Term Tax-Free - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

CALIFORNIA -- 0.1%
--------------------------------------------------------------------------------
          278,000  Federated California Municipal
                   Cash Trust
(Cost $278,000)                                                    $    278,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $445,623,923)                                                $497,017,695
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FSA = Financial Security Assurance Inc.

GO = General Obligation

MBIA = MBIA Insurance Corp.

RADIAN = Radian Asset Assurance Inc.

VA = Veteran's Administration

XLCA = XL Capital Assurance Corp.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

FEBRUARY 29, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------------
                                         CALIFORNIA       CALIFORNIA       CALIFORNIA       CALIFORNIA
                                          TAX-FREE       LIMITED-TERM     INTERMEDIATE-     LONG-TERM
                                        MONEY MARKET       TAX-FREE       TERM TAX-FREE      TAX-FREE
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $634,294,086,
$233,019,269, $413,880,054
and $445,623,923, respectively)         $634,294,086     $242,695,724     $449,436,649    $497,017,695
-----------------------------------
Cash                                         --               276,814          367,737            --
-----------------------------------
Receivable for capital shares sold           --               122,906          209,550          18,736
-----------------------------------
Interest receivable                        1,494,401        2,379,052        6,019,609       6,257,671
-----------------------------------
Prepaid portfolio insurance                  104,894            --               --               --
-------------------------------------------------------------------------------------------------------
                                         635,893,381      245,474,496      456,033,545     503,294,102
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                    1,354,256           --               --              253,267
-----------------------------------
Payable for investments purchased            --            5,441,482        3,419,180           --
-----------------------------------
Accrued management fees                     250,794           94,545          177,918          198,161
-----------------------------------
Dividends payable                            50,574          116,715          353,132          507,158
-------------------------------------------------------------------------------------------------------
                                          1,655,624        5,652,742        3,950,230          958,586
-------------------------------------------------------------------------------------------------------

NET ASSETS                             $634,237,757     $239,821,754     $452,083,315     $502,335,516
=======================================================================================================

CAPITAL SHARES
-------------------------------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                    634,232,808      22,022,855       38,767,853       41,984,312
=======================================================================================================

NET ASSET VALUE PER SHARE                   $1.00           $10.89           $11.66           $11.96
=======================================================================================================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Capital paid in                         $634,232,808     $230,087,651     $416,559,801    $451,493,507
-----------------------------------
Undistributed net investment income          266,200          --               --               --
-----------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                     (261,251)          57,648          (33,081)       (551,763)
-----------------------------------
Net unrealized appreciation
on investments                                --            9,676,455       35,556,595      51,393,772
-------------------------------------------------------------------------------------------------------
                                        $634,237,757     $239,821,754     $452,083,315    $502,335,516
=======================================================================================================

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------------
                                         CALIFORNIA       CALIFORNIA       CALIFORNIA       CALIFORNIA
                                          TAX-FREE       LIMITED-TERM     INTERMEDIATE-     LONG-TERM
                                        MONEY MARKET       TAX-FREE       TERM TAX-FREE      TAX-FREE
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------
Interest                                 $3,313,295       $3,537,793       $9,760,908      $12,061,752
-------------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------
Management fees                           1,555,685          580,936        1,123,192        1,245,805
-----------------------------------
Trustees' fees and expenses                  10,805            3,973            7,749            8,576
-----------------------------------
Portfolio insurance
and other expenses                           40,907              401            1,019              909
-------------------------------------------------------------------------------------------------------
                                          1,607,397          585,310        1,131,960        1,255,290
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     1,705,898        2,952,483        8,628,948       10,806,462
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                    165,553           61,675           239,717         (549,473)
-----------------------------------
Change in net unrealized
appreciation on investments                  --           4,089,593        14,764,519       23,593,895
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN           165,553        4,151,268        15,004,236       23,044,422
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS               $1,871,451       $7,103,751       $23,633,184      $33,850,884
=======================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2003
-------------------------------------------------------------------------------------------------------
                                             CALIFORNIA TAX-FREE             CALIFORNIA LIMITED-TERM
                                                 MONEY MARKET                       TAX-FREE
-------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                      2004             2003             2004             2003
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                    $1,705,898       $4,990,626       $2,952,483       $6,398,340
-----------------------------------
Net realized gain (loss)                    165,553         (142,175)          61,675          200,408
-----------------------------------
Change in net unrealized
appreciation                                 --               --            4,089,593       (2,577,417)
-------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 1,871,451        4,848,451        7,103,751        4,021,331
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income               (1,746,327)      (4,829,134)      (2,952,483)      (6,398,340)
-----------------------------------
From net realized gains                      --               --              (60,656)        (405,727)
-------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (1,746,327)      (4,829,134)      (3,013,139)      (6,804,067)
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Proceeds from shares sold               245,750,836      400,535,152       37,817,178      103,841,525
-----------------------------------
Issued in connection
with acquisition                             --          174,309,752           --               --
-----------------------------------
Proceeds from reinvestment
of distributions                          1,459,149        4,059,759        2,198,086        5,160,683
-----------------------------------
Payments for shares redeemed           (234,844,779)    (485,364,815)     (32,314,557)     (83,255,099)
-------------------------------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions               12,365,206       93,539,848        7,700,707       25,747,109
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               12,490,330       93,559,165       11,791,319       22,964,373

NET ASSETS
-------------------------------------------------------------------------------------------------------
Beginning of period                     621,747,427      528,188,262      228,030,435      205,066,062
-------------------------------------------------------------------------------------------------------
End of period                          $634,237,757     $621,747,427     $239,821,754     $228,030,435
=======================================================================================================

Undistributed net
investment income                          $266,200         $306,629            --               --
=======================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
-------------------------------------------------------------------------------------------------------
Sold                                    245,750,836      400,535,152        3,495,044        9,598,820
-----------------------------------
Issued in connection
with acquisition                             --          174,461,022           --               --
-----------------------------------
Issued in reinvestment
of distributions                          1,459,149        4,059,759          202,936          477,778
-----------------------------------
Redeemed                               (234,844,779)    (485,364,815)      (2,986,989)      (7,716,350)
-------------------------------------------------------------------------------------------------------
Net increase in
shares of the funds                      12,365,206       93,691,118          710,991        2,360,248
=======================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2003
-------------------------------------------------------------------------------------------------------
                                         CALIFORNIA INTERMEDIATE-TERM         CALIFORNIA LONG-TERM
                                                   TAX-FREE                         TAX-FREE
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           2004             2003             2004             2003
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                    $8,628,948       $18,572,028      $10,806,462      $24,404,243
-----------------------------------
Net realized gain (loss)                    239,717           353,599         (549,473)       3,654,490
-----------------------------------
Change in net unrealized
appreciation                             14,764,519        (9,538,543)      23,593,895      (17,666,821)
--------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                23,633,184         9,387,084       33,850,884       10,391,912
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income               (8,628,948)      (18,572,028)     (10,949,797)     (24,404,243)
-----------------------------------
From net realized gains                      --            (1,711,879)        (174,471)           --
--------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (8,628,948)      (20,283,907)     (11,124,268)     (24,404,243)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Proceeds from shares sold                27,342,352        74,151,881       30,010,581       61,811,816
-----------------------------------
Issued in connection
with acquisition                             --               --               --           227,891,347
-----------------------------------
Proceeds from reinvestment
of distributions                          6,299,413        15,096,684        7,465,800       16,418,189
-----------------------------------
Payments for shares redeemed            (47,694,136)     (104,714,256)     (55,032,896)    (122,093,954)
--------------------------------------------------------------------------------------------------------
Net decrease in net assets from
capital share transactions              (14,052,371)      (15,465,691)     (17,556,515)     184,027,398
--------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                               951,865       (26,362,514)       5,170,101      170,015,067

NET ASSETS
-------------------------------------------------------------------------------------------------------
Beginning of period                     451,131,450       477,493,964      497,165,415      327,150,348
--------------------------------------------------------------------------------------------------------
End of period                          $452,083,315      $451,131,450     $502,335,516     $497,165,415
========================================================================================================

Undistributed net
investment income                            --               --               --              $143,335
========================================================================================================

TRANSACTIONS IN SHARES OF THE FUNDS
-------------------------------------------------------------------------------------------------------
Sold                                      2,377,635         6,419,910        2,565,135        5,275,521
-----------------------------------
Issued in connection
with acquisition                             --               --               --            19,398,549
-----------------------------------
Issued in reinvestment
of distributions                            546,344         1,310,096          634,854        1,398,001
-----------------------------------
Redeemed                                 (4,148,329)       (9,096,606)      (4,702,950)     (10,426,334)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)
in shares of the funds                   (1,224,350)       (1,366,600)      (1,502,961)      15,645,737
========================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California Tax-Free Money Market Fund
(Tax-Free Money Market), California Limited-Term Tax-Free Fund (Limited-Term),
California Intermediate-Term Tax-Free Fund (Intermediate-Term), and California
Long-Term Tax-Free Fund (Long-Term) (collectively, the funds) are four funds in a series issued by the trust. The funds are diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. The funds invest primarily in municipal obligations with maturities based on the maturity range described in that fund's name. The following is a summary of the funds'
significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Limited-Term, Intermediate-Term, and Long-Term are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Limited-Term, Intermediate-Term, and Long-Term may enter into futures contracts in order to manage their exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Limited-Term, Intermediate-Term, and Long-Term are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Limited-Term, Intermediate-Term, and Long-Term recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 29, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Limited-Term, Intermediate-Term, and Long-Term.
The rates for the Complex Fee range from 0.2900% to 0.3100%. For the six months ended February 29, 2004, the effective annual management fee was 0.49% for
Tax-Free Money Market and 0.50% for Limited-Term, Intermediate-Term, and
Long-Term.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA
Insurance Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

Limited-Term, Intermediate-Term, and Long-Term have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions in municipal obligations, excluding short-term investments, for the six months ended February 29, 2004, were as follows:

--------------------------------------------------------------------------------
                                                    INTERMEDIATE-
                                    LIMITED-TERM        TERM          LONG-TERM
--------------------------------------------------------------------------------
Cost of purchases                    $42,039,404     $32,963,232     $42,905,140
--------------------------------------------------------------------------------
Proceeds from sales                  $34,315,883     $38,800,751     $58,606,396
--------------------------------------------------------------------------------

All investment transactions for Tax-Free Money Market were considered short-term during the six months ended February 29, 2004.

4. BANK LINE OF CREDIT

Limited-Term, Intermediate-Term, and Long-Term, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $620,000,000 effective December 17, 2003.
Limited-Term, Intermediate-Term, and Long-Term may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Limited-Term,
Intermediate-Term, and Long-Term did not borrow from the line during the six months ended February 29, 2004.

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 29, 2004 (UNAUDITED)

5. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2004, the components of investments for federal tax purposes were as follows:

--------------------------------------------------------------------------------
                      TAX-FREE                    INTERMEDIATE-
                    MONEY MARKET   LIMITED-TERM       TERM          LONG-TERM
--------------------------------------------------------------------------------
Federal tax cost
of investments      $634,294,086   $233,019,269    $413,880,054    $445,623,923
================================================================================
Gross tax
appreciation
of investments           --          $9,732,442      $35,785,722    $51,417,364
-----------------
Gross tax
depreciation
of investments          --              (55,987)        (229,127)       (23,592)
--------------------------------------------------------------------------------
Net tax
appreciation
of investments          --          $9,676,455      $35,556,595     $51,393,772
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Following are the capital loss carryovers and capital loss deferral amounts as of August 31, 2003:

--------------------------------------------------------------------------------
                      TAX-FREE                     INTERMEDIATE-
                    MONEY MARKET    LIMITED-TERM       TERM          LONG-TERM
--------------------------------------------------------------------------------
Accumulated
capital losses       $(264,690)          --             --               --
--------------------------------------------------------------------------------
Capital
loss deferral        $(162,114)          --         $(272,798)           --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryover expires in 2004 through 2008 for
Tax-Free Money Market.

The capital loss deferrals represent net capital losses incurred in the ten-month period ended August 31, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------

Notes to Financial Statements

FEBRUARY 29, 2004 (UNAUDITED)

7. REORGANIZATION PLANS

On September 3, 2002, Tax-Free Money Market acquired all of the net assets of
California Municipal Money Market Fund (Municipal Money Market), a fund that was issued by the trust, pursuant to a plan of reorganization approved by the shareholders of Municipal Money Market on August 2, 2002. Tax-Free Money Market
is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 174,461,022 shares of
Tax-Free Money Market for 174,461,022 shares of Municipal Money Market, outstanding on September 3, 2002. The net assets of Tax-Free Money Market and
Municipal Money Market immediately before the acquisition were $528,188,262 and
$174,309,752, respectively. Immediately after the acquisition, the combined net assets were $702,498,014.

Tax-Free Money Market acquired capital loss carryovers for federal income tax purposes of $151,270. These acquired capital loss carryovers are subject to limitations on their use under the Internal Revenue Code, as amended.

On September 3, 2002, the net assets of California Insured Tax-Free Fund
(Insured), a fund that was issued by the trust, were acquired by Long-Term. The acquisition was pursuant to a plan of reorganization approved by the shareholders of Insured on August 2, 2002. Long-Term is the surviving fund for purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 19,398,549 shares of
Long-Term for 21,242,586 shares of Insured, outstanding on September 3, 2002.
The net assets of Insured and Long-Term immediately before the acquisition were
$227,891,347 and $327,150,348, respectively. Insured's unrealized appreciation of $18,339,518 was combined with that of Long-Term. Immediately after the acquisition, the combined net assets were $555,041,695.

Long-Term acquired capital loss carryovers for federal income tax purposes of
$305,795. These acquired capital loss carryovers may be subject to limitations on their use under the Internal Revenue Code, as amended.

------

California Tax-Free Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                2004(1)     2003       2002         2001       2000        1999
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $1.00      $1.00      $1.00        $1.00      $1.00       $1.00
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income                          --(2)      0.01       0.01         0.03       0.03        0.03
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income               --(2)     (0.01)     (0.01)       (0.03)     (0.03)      (0.03)
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $1.00      $1.00      $1.00        $1.00      $1.00       $1.00
=================================================================================================
  TOTAL RETURN(3)                 0.28%      0.73%      1.24%        2.86%      3.11%       2.62%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.51%(4)     0.51%      0.51%        0.50%      0.49%       0.50%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     0.54%(4)     0.76%      1.24%        2.84%      3.07%       2.59%
--------------------------
Net Assets, End of Period
(in thousands)                 $634,238   $621,747   $528,188     $551,722   $640,476    $558,175
-------------------------------------------------------------------------------------------------

(1) Six months ended February 29, 2004 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

California Limited-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                2004(1)       2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.70       $10.82       $10.69       $10.40       $10.27       $10.43
--------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income                          0.14         0.30         0.35         0.42         0.41         0.39
--------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     0.19        (0.10)        0.16         0.29         0.13        (0.16)
--------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.33         0.20         0.51         0.71         0.54         0.23
--------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.14)       (0.30)       (0.35)       (0.42)       (0.41)       (0.39)
--------------------------
  From Net
  Realized Gains                 --(2)       (0.02)       (0.03)         --           --           --
--------------------------------------------------------------------------------------------------------
  Total Distributions           (0.14)       (0.32)       (0.38)       (0.42)       (0.41)       (0.39)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.89       $10.70       $10.82       $10.69       $10.40       $10.27
========================================================================================================
  TOTAL RETURN(3)                3.10%        1.87%        4.91%        6.94%        5.44%        2.26%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.51%(4)       0.51%        0.51%        0.51%        0.51%        0.51%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.55%(4)       2.78%        3.30%        3.97%        4.05%        3.78%
--------------------------
Portfolio Turnover Rate           16%          34%          50%          63%          97%          57%
--------------------------
Net Assets, End of Period
(in thousands)                 $239,822     $228,030     $205,066     $163,929     $142,205     $141,549
--------------------------------------------------------------------------------------------------------

(1) Six months ended February 29, 2004 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

California Intermediate-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                2004(1)       2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $11.28       $11.55       $11.47       $11.08       $10.85       $11.37
--------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income                          0.22         0.45         0.47         0.50         0.50         0.49
--------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     0.38        (0.23)        0.15         0.39         0.23        (0.41)
--------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.60         0.22         0.62         0.89         0.73         0.08
--------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             (0.22)       (0.45)       (0.47)       (0.50)       (0.50)       (0.49)
--------------------------
  From Net
  Realized Gains                  --         (0.04)       (0.07)         --           --         (0.11)
--------------------------------------------------------------------------------------------------------
  Total Distributions           (0.22)       (0.49)       (0.54)       (0.50)       (0.50)       (0.60)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $11.66       $11.28       $11.55       $11.47       $11.08       $10.85
========================================================================================================
  TOTAL RETURN(2)                5.36%        1.91%        5.63%        8.22%        6.95%        0.74%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.51%(3)       0.51%        0.51%        0.51%        0.51%        0.51%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.85%(3)       3.89%        4.13%        4.45%        4.64%        4.41%
--------------------------
Portfolio Turnover Rate           8%           25%          41%          94%          73%          54%
--------------------------
Net Assets, End of Period
(in thousands)                 $452,083     $451,131     $477,494     $449,975     $444,571     $459,859
--------------------------------------------------------------------------------------------------------

(1) Six months ended February 29, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------

California Long-Term Tax-Free - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------------
                                2004(1)       2003         2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $11.43       $11.75       $11.70       $11.11       $10.86       $11.72
--------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income                          0.26         0.53         0.53         0.55         0.56         0.57
--------------------------
  Net Realized and
  Unrealized
  Gain (Loss)                     0.53        (0.32)        0.05         0.59         0.25        (0.76)
--------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.79         0.21         0.58         1.14         0.81        (0.19)
--------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.26)       (0.53)       (0.53)       (0.55)       (0.56)       (0.57)
--------------------------
  From Net
  Realized Gains                  --(2)         --           --           --           --         (0.10)
--------------------------------------------------------------------------------------------------------
  Total Distributions            (0.26)       (0.53)       (0.53)       (0.55)       (0.56)       (0.67)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $11.96       $11.43       $11.75       $11.70       $11.11       $10.86
========================================================================================================
  TOTAL RETURN(3)                6.98%         1.81%        5.14%       10.55%        7.79%       (1.85)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.51%(4)       0.51%        0.51%        0.51%        0.51%        0.51%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.35%(4)       4.54%        4.58%        4.87%        5.24%        4.94%
--------------------------
Portfolio Turnover Rate           9%           23%          43%          31%          24%          52%
--------------------------
Net Assets, End of Period
(in thousands)                 $502,336     $497,165     $327,150     $331,090     $303,480     $332,627
--------------------------------------------------------------------------------------------------------

(1) Six months ended February 29, 2004 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Lehman Brothers Municipal Bond Index is a market-value-weighted index designed for the long-term tax-exempt bond market. The LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities of 2-4 years.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

------

Notes

------

Notes

------

Notes

------

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

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EMPLOYER-SPONSORED RETIREMENT PLANS:
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FINANCIAL ADVISORS, INSURANCE COMPANIES:
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1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0404                                  American Century Investment Services, Inc.
SH-SAN-37811N                      (c)2004 American Century Services Corporation

[front cover]

FEBRUARY 29, 2004

American Century Investments
Semiannual Report

California High-Yield Municipal

                                 [american century logo and text logo (reg.tm)]

[inside front cover]

Table of Contents

Our Message to You........................................................  1

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century California High-Yield Municipal Fund for the six months ended February
29, 2004. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century Investments has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the 95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century Investments has been a champion of many important investor and industry issues, which are outlined in a document titled PUTTING INVESTORS FIRST. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your commitment to American Century Investments.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

California High-Yield Municipal - Performance

TOTAL RETURNS AS OF FEBRUARY 29, 2004
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                            1 YEAR    5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               7.01%     6.02%     6.62%      6.60%       12/30/86
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                   7.70%     6.36%     6.89%      7.97%(1)       --
--------------------------------------------------------------------------------
LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS              5.87%     4.92%     5.60%      6.53%(1)       --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(2)   8 of 128   2 of 92   1 of 54       --           --
--------------------------------------------------------------------------------
A Class(3)                                                              1/31/03
   No sales charge*          6.76%      --        --        7.64%
   With sales charge*        1.91%      --        --        3.14%
--------------------------------------------------------------------------------
B Class                                                                 1/31/03
   No sales charge*          5.94%      --        --        6.85%(3)
   With sales charge*        1.94%      --        --        3.15%(3)
--------------------------------------------------------------------------------
C Class(3)                   6.18%      --        --        7.10%       1/31/03
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
 Information page for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 12/31/86, the date nearest the Investor Class's inception for which data are available.

(2) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(3) Class returns would have been lower if service and distribution fees had not been voluntarily waived from 1/31/03 to 3/10/03, 2/19/03, and 3/4/03 for
    A, B, and C Class shares, respectively.

                                                                    (continued)

------
2

California High-Yield Municipal - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made February 28, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended February 28 (except as noted)
----------------------------------------------------------------------------------------------
                     1995    1996*   1997    1998   1999    2000*   2001   2002   2003   2004*
----------------------------------------------------------------------------------------------
Investor Class       0.30%  12.01%   6.97%  10.62%  6.59%  -3.94%  13.40%  6.77%  7.61%  7.01%
----------------------------------------------------------------------------------------------
Lehman Brothers
Long-Term Municipal
Bond Index           0.96%  12.56%   6.18%  11.46%  6.40%  -6.23%  16.39%  7.18%  8.03%  7.70%
----------------------------------------------------------------------------------------------
*Period ended February 29.

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
3

California High-Yield Municipal - Portfolio Commentary

BY STEVEN PERMUT, PORTFOLIO MANAGER

RETURN SUMMARY & PERSPECTIVE

California High-Yield Municipal (Cal High-Yield) returned 6.80%* for the six months ended February 29, 2004, as the U.S. bond market rallied and yields fell.

To put this relatively robust return into perspective, it was higher than the fund's average ANNUAL returns for the five- and 10-year periods ended February
29, 2004.

In addition to a strong absolute return for the six-month period, Cal High-Yield continued to produce compelling comparative returns over longer time frames compared with its Lipper peer group (please see page 2 for a table of total return comparisons).

YIELD SUMMARY & PERSPECTIVE

Cal High-Yield's investment objective is to seek high current income that is exempt from California state and federal income tax. To accomplish this, the portfolio owned mostly municipal debt that we believed to be below investment-grade (either unrated or with credit ratings below BBB--see the table at the bottom of page 5). These bonds offered higher yields as compensation for their perceived greater risk.

The fund's 30-day SEC yield declined from 5.09% on August 31, 2003 to 4.56% at the end of the period as the bond market rallied (discussed below). However, that still translated to attractive tax-equivalent yields for California investors (see the yield table above).

ECONOMIC & MARKET PERSPECTIVE

During the six months ended February 29, 2004, low "core" inflation (just 1.1%
-1.3% on a rolling 12-month basis, not including food and energy prices) and disappointing labor market conditions allowed the Federal Reserve to hold its overnight bank rate target at just 1%.

These factors, and a wave of Treasury purchases by foreign central banks, helped the U.S. bond market rally, even though the U.S. economy grew at its fastest pace in nearly two decades (6.1% annualized in the six months ended December 31,
2003) and the U.S. stock market gained significant ground (the S&P 500 Index was up 14.59%).

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  21.5 yrs              21.7 yrs
--------------------------------------------------------------------------------
Average Duration                           6.9 yrs               7.6 yrs
--------------------------------------------------------------------------------

YIELDS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                        4.56%
--------------------------------------------------------------------------------
A Class                                               4.12%
--------------------------------------------------------------------------------
B Class                                               3.56%
--------------------------------------------------------------------------------
C Class                                               3.56%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
31.98% Tax Bracket                                    6.70%
--------------------------------------------------------------------------------
34.70% Tax Bracket                                    6.98%
--------------------------------------------------------------------------------
39.23% Tax Bracket                                    7.50%
--------------------------------------------------------------------------------
41.05% Tax Bracket                                    7.74%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for combined state and federal income taxes. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
4

California High-Yield Municipal - Portfolio Commentary

We believe Cal High-Yield's six-month performance was influenced more by national economic and broad bond market factors than by the financial and political turmoil that swirled around California. Conditions actually improved in the Cal investment-grade municipal market during the six months--the national economy continued to recover, Governor Schwarzenegger replaced Governor Davis in a recall election, and the new governor gathered bipartisan support for proposals to reduce the state budget deficit and assure adequate liquidity to meet short-term state debt obligations. Investment-grade Cal municipals outperformed their national counterparts during the six months.

Schwarzenegger's deficit reduction bond and balanced budget proposals won voter approval on March 2, 2004. As a result, we believe the state's financial situation has been stabilized in the near term.

PORTFOLIO POSITIONING & STRATEGY

Although Cal High-Yield invests primarily for income, it also employs techniques designed to realize capital appreciation. Much of the appreciation potential in the fund resides in land-secured bonds that are the focus of the investment portfolio (see the table above). Land-secured bonds finance real estate development projects and are typically backed by property tax revenues.

One of the goals of land-secured investments is the potential for price appreciation as economic conditions improve and/or the projects are developed and their finances solidify. A land-secured bond that finances a housing development, for example, starts out as a sole obligation of the developer, but is eventually backed by the pool of new homeowners. As the land is developed, the credit risk typically diminishes and the credit quality of the bond improves.

We continued to focus on land-secured bonds during the reporting period, as well as the thorough credit reviews and careful security selection that are the foundations of our approach. We believe our process reduces the risks of potential downgrades and defaults inherent to the high-yield sector. As has been the case since the fund's inception, there were no defaults in the Cal
High-Yield portfolio during the reporting period.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           2/29/04               8/31/03
--------------------------------------------------------------------------------
AAA                                          29%                   30%
--------------------------------------------------------------------------------
AA                                            --                    1%
--------------------------------------------------------------------------------
BBB                                           9%                    5%
--------------------------------------------------------------------------------
BB                                            1%                    1%
--------------------------------------------------------------------------------
Unrated                                      61%                   63%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
Land Based                                                         44%
--------------------------------------------------------------------------------
GO                                                                 11%
--------------------------------------------------------------------------------
COPs/Leases                                                         8%
--------------------------------------------------------------------------------
Electric Revenue                                                    7%
--------------------------------------------------------------------------------
Housing Revenue                                                     5%
--------------------------------------------------------------------------------

------
5

California High-Yield Municipal - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.9%

CALIFORNIA -- 99.9%
--------------------------------------------------------------------------------
       $1,000,000  ABC Unified School District GO,
                   Series 2000 B, 6.14%, 8/1/21
                   (FGIC)(1)                                       $    434,250
--------------------------------------------------------------------------------
        2,000,000  Alameda Public Financing Auth.
                   Local Agency Rev., Series
                   1996 A, (Community Facility
                   District No. 1), 7.00%, 8/1/19                     2,184,740
--------------------------------------------------------------------------------
        1,200,000  Anaheim Public Financing Auth.
                   Rev., Series 1997 A, 6.00%,
                   9/1/24 (FSA)                                       1,466,124
--------------------------------------------------------------------------------
          920,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/15 (Acquired
                   8/13/99, Cost $904,848)(2)                           963,185
--------------------------------------------------------------------------------
        3,000,000  Association of Bay Area
                   Governments Finance Auth. for
                   Nonprofit Corporations COP,
                   (Eskaton Gold River Lodge),
                   6.375%, 11/15/28 (Acquired
                   8/13/99, Cost $2,878,260)(2)                       2,841,180
--------------------------------------------------------------------------------
        2,500,000  Beaumont Financing Auth.
                   Rev., Series 2003 A, 6.875%,
                   9/1/27                                             2,689,650
--------------------------------------------------------------------------------
        1,190,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.18%, 8/1/21 (FSA)(1)                               517,019
--------------------------------------------------------------------------------
        1,220,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.05%, 8/1/22 (FSA)(1)                               495,393
--------------------------------------------------------------------------------
        1,000,000  Berryessa Unified School
                   District GO, Series 2000 A,
                   6.06%, 8/1/23 (FSA)(1)                               383,900
--------------------------------------------------------------------------------
        1,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/17 (AMBAC)(1)                                    558,530
--------------------------------------------------------------------------------
        2,000,000  Cabrillo Unified School District
                   GO, Series 1996 A, 5.95%,
                   8/1/18 (AMBAC)(1)                                  1,053,160
--------------------------------------------------------------------------------
        1,815,000  Calaveras Unified School
                   District GO, 5.89%, 8/1/23
                   (FSA)(1)                                             695,998
--------------------------------------------------------------------------------
        1,880,000  Calaveras Unified School
                   District GO, 5.90%, 8/1/24
                   (FSA)(1)                                             679,413
--------------------------------------------------------------------------------
        1,950,000  Calaveras Unified School
                   District GO, 5.91%, 8/1/25
                   (FSA)(1)                                             666,276
--------------------------------------------------------------------------------
        1,505,000  California Educational Facilities
                   Auth. Rev., (Western University
                   Health Sciences), 6.00%,
                   10/1/21                                            1,606,317
--------------------------------------------------------------------------------
        4,000,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1989 A, (Kaiser Permanente),
                   7.15%, 10/1/12 (AMBAC)(1)                          2,947,360
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $2,500,000  California Health Facilities
                   Financing Auth. Rev., Series
                   1998 A, (Kaiser Permanente),
                   5.50%, 6/1/22 (FSA)                             $  2,802,950
--------------------------------------------------------------------------------
        4,410,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2000 B, (Union City Tropics),
                   7.30%, 8/15/35                                     4,582,475
--------------------------------------------------------------------------------
        1,905,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2001 B, (Rancho Vallecitos -
                   San Marcos), 6.75%, 11/15/36                       1,914,296
--------------------------------------------------------------------------------
        6,345,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B (Palomar Estates
                   E&W), 7.00%, 9/15/36                               6,506,035
--------------------------------------------------------------------------------
        2,000,000  California Public Works Board
                   Lease Rev., Series 1993 D,
                   (Department of Corrections),
                   5.25%, 6/1/15 (FSA)                                2,324,340
--------------------------------------------------------------------------------
        1,435,000  California State and Local
                   Government Financing Auth.
                   Rev., Series 1997 B, (Marin
                   Valley Mobile Country), 7.50%,
                   10/1/24 (Acquired 3/13/97,
                   Cost $1,435,000)(2)                                1,489,731
--------------------------------------------------------------------------------
        2,985,000  California Statewide
                   Communities Development
                   Auth. COP, (Sonoma County
                   Indian Health), 6.40%, 9/1/29
                   (Acquired 12/17/01, Cost
                   $2,954,722)(2)                                     3,066,849
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. COP, (Windward School),
                   6.90%, 9/1/23                                      2,099,960
--------------------------------------------------------------------------------
        9,330,000  California Statewide
                   Communities Development
                   Auth. COP, Series 1999 A,
                   (Windsor Terrace Healthcare),
                   7.875%, 10/1/29 (Acquired
                   10/26/99, Cost $9,330,000)(2)                      9,323,841
--------------------------------------------------------------------------------
        2,000,000  California Statewide
                   Communities Development
                   Auth. Rev., (Thomas Jefferson
                   School of Law), 7.75%,
                   10/1/31                                            2,153,260
--------------------------------------------------------------------------------
        4,630,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/26                                      4,871,038
--------------------------------------------------------------------------------
        2,500,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   6.00%, 7/1/31                                      2,604,400
--------------------------------------------------------------------------------
        2,455,000  California University Fresno
                   Association Inc. Rev., (Auxiliary
                   Organization Event Center),
                   7.00%, 7/1/31                                      2,537,709
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

California High-Yield Municipal - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $4,070,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (No. 90-2
                   Talega), 6.00%, 9/1/32                          $  4,199,345
--------------------------------------------------------------------------------
        4,250,000  Capistrano Unified School
                   District Community Facilities
                   Special Tax Rev., (No. 90-2
                   Talega), 6.00%, 9/1/33                             4,353,530
--------------------------------------------------------------------------------
        1,000,000  Carmel Unified School District
                   GO, 5.50%, 8/1/25 (MBIA)                           1,102,760
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/23
                   (MBIA)(1)                                            406,028
--------------------------------------------------------------------------------
        1,075,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.00%, 8/1/24
                   (MBIA)(1)                                            382,356
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/25
                   (MBIA)(1)                                            364,571
--------------------------------------------------------------------------------
        1,085,000  Cathedral City Public
                   Financing Auth. Rev., Series
                   2000 A, 6.05%, 8/1/26
                   (MBIA)(1)                                            344,216
--------------------------------------------------------------------------------
        1,700,000  Chino Valley Unified School
                   District COP, Series 2001 A,
                   5.375%, 9/1/20 (FSA)                               1,905,870
--------------------------------------------------------------------------------
        2,140,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 01-1 Area A),
                   6.10%, 9/1/32                                      2,218,517
--------------------------------------------------------------------------------
        3,600,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 06-1 Eastlake
                   Woods Area A), 6.20%, 9/1/33                       3,700,152
--------------------------------------------------------------------------------
        7,995,000  Chula Vista Community
                   Facilities District Special Tax
                   Rev., (No. 99-1), 7.625%,
                   9/1/29                                             8,875,568
--------------------------------------------------------------------------------
           70,000  Clayton Improvement Bond
                   Act 1915 Special Assessment,
                   (Oakhurst Assessment
                   District), 8.00%, 9/2/14                              73,156
--------------------------------------------------------------------------------
           15,000  Clayton Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1988 A, (Oakhurst
                   Assessment District), 8.40%,
                   9/2/10                                                15,769
--------------------------------------------------------------------------------
        1,780,000  Clovis Public Financing Auth.
                   Lease Rev., (Corporate Yard),
                   5.375%, 3/1/20 (AMBAC)                             1,966,526
--------------------------------------------------------------------------------
          580,000  Corcoran COP, 8.75%, 6/1/16
                   (Acquired 4/28/92, Cost
                   $580,000)(2)                                         698,198
--------------------------------------------------------------------------------
        2,050,000  Corona-Norco Unified School
                   District GO, Series 2000 B,
                   6.03%, 9/1/22 (FSA)(1)                               828,446
--------------------------------------------------------------------------------
        1,750,000  Del Mar Race Track Auth. Rev.,
                   6.20%, 8/15/11                                     1,898,523
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,010,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/24
                   (FSA)(1)                                        $    365,004
--------------------------------------------------------------------------------
        1,035,000  Dixie Elementary School
                   District GO, 5.94%, 8/1/25
                   (FSA)(1)                                             353,639
--------------------------------------------------------------------------------
        1,150,000  Duarte Unified School District
                   GO, Series 1999 B, 6.08%,
                   11/1/23 (FSA)(1)                                     435,586
--------------------------------------------------------------------------------
        3,545,000  East Bay Municipal Utility
                   District Water Systems Rev.,
                   5.25%, 6/1/18 (MBIA)                               3,958,099
--------------------------------------------------------------------------------
        4,450,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 1992-1), 5.60%,
                   9/1/09                                             4,899,450
--------------------------------------------------------------------------------
        2,500,000  El Dorado County Special Tax
                   Rev., (Community Facilities
                   District No. 2001-1
                   Promontory Specific), 6.30%,
                   9/1/31                                             2,641,825
--------------------------------------------------------------------------------
        1,000,000  El Segundo Unified School
                   District GO, 5.375%, 9/1/20
                   (FGIC)                                             1,114,770
--------------------------------------------------------------------------------
        4,225,000  Florin Resource Conservation
                   District COP, Series 1999 A,
                   (Elk Grove Water Works),
                   6.75%, 3/1/29                                      5,333,133
--------------------------------------------------------------------------------
        3,835,000  Folsom Public Financing Auth.
                   Rev., Series 1997 A, 6.875%,
                   9/2/19                                             3,987,211
--------------------------------------------------------------------------------
        2,495,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 5.75%, 9/1/14                              2,663,912
--------------------------------------------------------------------------------
        1,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 7), 7.25%, 9/1/21                              1,546,800
--------------------------------------------------------------------------------
        4,250,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 10), 7.00%, 9/1/24                             4,605,173
--------------------------------------------------------------------------------
        6,500,000  Folsom Special Tax Rev.,
                   (Community Facilities District
                   No. 14), 6.30%, 9/1/32                             6,868,289
--------------------------------------------------------------------------------
        2,500,000  Fontana Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 1994 B, (Jurupa Hills),
                   7.70%, 1/1/05, Prerefunded
                   at 102% of Par(3)                                  2,689,075
--------------------------------------------------------------------------------
        5,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   6.375%, 9/1/31                                     5,316,800
--------------------------------------------------------------------------------
        3,000,000  Fullerton Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Amerige Heights), 6.20%,
                   9/1/32                                             3,132,480
--------------------------------------------------------------------------------
        1,170,000  Gateway Improvement Auth.
                   Rev., Series 1995 A, (Marin
                   City Community Facility),
                   7.75%, 9/1/05, Prerefunded
                   at 102% of Par(3)                                  1,310,470
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

California High-Yield Municipal - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,600,000  Glendale Electric Works Rev.,
                   5.875%, 2/1/21 (MBIA)                           $  1,858,448
--------------------------------------------------------------------------------
        2,630,000  Glendale Unified School
                   District GO, Series 1999 C,
                   6.00%, 9/1/22 (FSA)                                3,081,203
--------------------------------------------------------------------------------
        3,540,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                              3,821,324
--------------------------------------------------------------------------------
        2,000,000  Highland Special Tax Rev.,
                   (Community Facilities District
                   No. 01-1), 6.45%, 9/1/28                           2,106,700
--------------------------------------------------------------------------------
        5,000,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (AMBAC)                                     5,555,499
--------------------------------------------------------------------------------
        1,000,000  Laguna Salada Union School
                   District GO, Series 2000 C,
                   6.12%, 8/1/29 (FGIC)(1)                              276,850
--------------------------------------------------------------------------------
        2,500,000  Lake Elsinore School Financing
                   Auth. Rev., (Horsethief Canyon),
                   5.625%, 9/1/16                                     2,651,450
--------------------------------------------------------------------------------
        2,000,000  Lee Lake Water District
                   Community Facilities District
                   No. 3 Special Tax, (Retreat),
                   5.95%, 9/1/34                                      2,013,060
--------------------------------------------------------------------------------
        2,000,000  Los Angeles Community
                   Facilities District Special Tax
                   Rev., (Cascades Business
                   Park), 6.40%, 9/1/22                               2,116,460
--------------------------------------------------------------------------------
        1,500,000  Manhattan Beach Unified
                   School District GO, Series
                   1999 C, 5.90%, 9/1/24
                   (FGIC)(1)                                            539,835
--------------------------------------------------------------------------------
        7,225,000  Menlo Park Community
                   Development Agency
                   Multifamily Rev., (Las Pulgas),
                   5.55%, 6/1/30 (AMBAC)(4)                           8,021,050
--------------------------------------------------------------------------------
        2,410,000  Milpitas Improvement Bond
                   Act 1915 Special Assessment,
                   Series 1996 A, (Local
                   Improvement District 18),
                   6.75%, 9/2/16                                      2,582,411
--------------------------------------------------------------------------------
        5,000,000  Modesto High School District
                   GO, Series 2002 A, 5.92%,
                   8/1/25 (FGIC)(1)                                   1,708,400
--------------------------------------------------------------------------------
        4,000,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities No.
                   2002-1), 6.20%, 9/1/32                             4,111,280
--------------------------------------------------------------------------------
        4,100,000  Murrieta Improvement Bond
                   Act 1915 Special Tax Rev.,
                   (Community Facilities District
                   No. 2000-1), 6.375%, 9/1/30                        4,359,776
--------------------------------------------------------------------------------
        2,000,000  Novato Community Facilities
                   District No. 1 Special Tax Rev.,
                   (Vintage Oaks), 7.20%, 8/1/15                      2,076,380
--------------------------------------------------------------------------------
        3,500,000  Oceanside Community
                   Development Commission Tax
                   Allocation Rev., (Downtown
                   Redevelopment), 5.70%,
                   9/1/25                                             3,564,505
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $3,000,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2002 A,
                   (No. 2001-1 Morrow Hills
                   Development), 6.20%, 9/1/32                     $  3,099,600
--------------------------------------------------------------------------------
        1,615,000  Oceanside Community
                   Facilities District Special Tax
                   Rev., Series 2004 A,
                   (No. 2001-1 Morrow Hills
                   Development), 5.75%, 9/1/33                        1,604,309
--------------------------------------------------------------------------------
        2,000,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.50%,
                   8/15/21                                            2,168,940
--------------------------------------------------------------------------------
        1,300,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 1999 A, (No. 99-1
                   Ladera Ranch), 6.70%,
                   8/15/29                                            1,414,283
--------------------------------------------------------------------------------
        4,590,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2000 A,
                   (No. 01-1 Ladera Ranch),
                   6.25%, 8/15/30                                     4,754,873
--------------------------------------------------------------------------------
        2,400,000  Orange County Community
                   Facilities District Special Tax
                   Rev., Series 2002 A, (No. 01-1
                   Ladera Ranch), 6.00%,
                   8/15/32                                            2,477,808
--------------------------------------------------------------------------------
        3,000,000  Oxnard School District GO,
                   Series 2001 A, 5.75%, 8/1/30
                   (MBIA)                                             3,512,850
--------------------------------------------------------------------------------
        1,150,000  Pacifica COP, (Public Safety
                   Building), 5.80%, 11/1/20
                   (MBIA)                                             1,337,105
--------------------------------------------------------------------------------
        2,725,000  Palomar Pomerado Health
                   Care District COP, (Indian
                   Health Council Inc.), 6.25%,
                   10/1/29                                            2,793,234
--------------------------------------------------------------------------------
          500,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2003 A, 6.25%, 9/1/33                                517,130
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 9/1/24 (FGIC)(1)                              360,610
--------------------------------------------------------------------------------
        1,000,000  Perris Union High School
                   District GO, Series 2000 A,
                   6.40%, 3/1/25 (FGIC)(1)                              349,600
--------------------------------------------------------------------------------
        2,900,000  Pittsburg Redevelopment
                   Agency Tax Allocation Rev.,
                   (Los Medanos Community
                   Development), 6.20%, 8/1/25
                   (AMBAC)(1)                                           975,647
--------------------------------------------------------------------------------
        1,750,000  Placer County Water Agency
                   Rev., (Capital Improvement),
                   5.50%, 7/1/29 (AMBAC)                              1,941,118
--------------------------------------------------------------------------------
        2,640,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.20%, 8/1/16 (FGIC)(1)                            1,561,771
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

California High-Yield Municipal - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,600,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.28%, 8/1/18 (FGIC)(1)                         $    843,728
--------------------------------------------------------------------------------
        2,925,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.35%, 8/1/21 (FGIC)(1)                            1,272,112
--------------------------------------------------------------------------------
        2,100,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.37%, 8/1/22 (FGIC)(1)                              853,650
--------------------------------------------------------------------------------
        3,525,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.39%, 8/1/23 (FGIC)(1)                            1,354,305
--------------------------------------------------------------------------------
        1,000,000  Placer Union High School
                   District GO, Series 2000 A,
                   6.40%, 8/1/24 (FGIC)(1)                              362,110
--------------------------------------------------------------------------------
        4,835,000  Pleasant Valley School
                   District-Ventura County GO,
                   Series 2002 A, 5.85%, 8/1/31
                   (MBIA)                                             5,935,493
--------------------------------------------------------------------------------
        4,910,000  Pomona Improvement Bond
                   Act 1915 Special Assessment,
                   (Rio Rancho Assessment
                   District), 7.50%, 9/2/21                           5,087,644
--------------------------------------------------------------------------------
        2,955,000  Poway Community Facilities
                   District Special Tax Rev.,
                   (No. 88-1, Parkway Business
                   Center), 6.75%, 8/1/15                             3,265,925
--------------------------------------------------------------------------------
        1,815,000  Redondo Beach Public
                   Financing Auth. Rev., (South
                   Bay Center Redevelopment),
                   7.125%, 7/1/08                                     1,936,787
--------------------------------------------------------------------------------
        1,000,000  Richmond Joint Powers
                   Financing Auth. Rev., Series
                   1995 A, 5.25%, 5/15/13                               950,790
--------------------------------------------------------------------------------
        1,700,000  Richmond Wastewater Rev.,
                   6.18%, 8/1/23 (FGIC)(1)                              634,117
--------------------------------------------------------------------------------
        2,905,000  Richmond Wastewater Rev.,
                   6.20%, 8/1/26 (FGIC)(1)                              910,805
--------------------------------------------------------------------------------
        2,365,000  Riverside County COP, 5.75%,
                   11/1/31 (MBIA)                                     2,710,361
--------------------------------------------------------------------------------
        2,040,000  Riverside County Improvement
                   Bond Act 1915 Special
                   Assessment, (Assessment
                   District No. 168 - Rivercrest),
                   6.70%, 9/2/26                                      2,190,858
--------------------------------------------------------------------------------
        4,765,000  Riverside Unified School
                   District GO, Series 2000 A,
                   (Community Facilities District
                   No. 7), 7.00%, 5/31/30                             5,222,774
--------------------------------------------------------------------------------
        4,315,000  Rohnert Park Finance Auth.
                   Rev., Series 2001 A, (Las
                   Casitas de Sonoma), 6.40%,
                   4/15/36                                            4,356,122
--------------------------------------------------------------------------------
          635,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.60%, 9/1/07                       691,509
--------------------------------------------------------------------------------
          645,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 5.70%, 9/1/08                       705,282
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,500,000  Sacramento County Special
                   Tax Rev., (Community Facilities
                   District No. 1), 6.30%, 9/1/21                  $  1,572,690
--------------------------------------------------------------------------------
        3,970,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   1997 K, 5.25%, 7/1/24
                   (AMBAC)                                            4,486,457
--------------------------------------------------------------------------------
        2,055,000  Sacramento Municipal Utility
                   District Electric Rev., Series
                   2001 O, 5.25%, 8/15/17
                   (MBIA)                                             2,309,573
--------------------------------------------------------------------------------
        5,000,000  Sacramento Power Auth. Rev.,
                   (Cogeneration Projects),
                   6.00%, 7/1/22                                      5,236,000
--------------------------------------------------------------------------------
        4,000,000  Sacramento Special Tax Rev.,
                   (North Natomas Community
                   Facilities), 6.30%, 9/1/26                         4,165,880
--------------------------------------------------------------------------------
        2,575,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/24 (FGIC)(1)                              930,579
--------------------------------------------------------------------------------
        2,660,000  San Bruno Park School
                   District GO, Series 2000 B,
                   5.94%, 8/1/25 (FGIC)(1)                              908,869
--------------------------------------------------------------------------------
        3,970,000  San Diego County
                   Improvement Bond Act 1915
                   Special Assessment, 6.25%,
                   9/2/12                                             4,130,507
--------------------------------------------------------------------------------
        1,000,000  San Diego Special Tax Rev.,
                   Series 1995 B, (Community
                   Facilities District No. 1),
                   7.10%, 9/1/05, Prerefunded
                   at 102% of Par(3)                                  1,110,670
--------------------------------------------------------------------------------
        1,250,000  San Francisco City and County
                   Redevelopment Agency Lease
                   Rev., (George R. Moscone),
                   7.05%, 7/1/13(1)                                     862,950
--------------------------------------------------------------------------------
        1,580,000  San Juan Unified School
                   District GO, 5.94%, 8/1/24
                   (FGIC)(1)                                            570,996
--------------------------------------------------------------------------------
        1,595,000  San Juan Unified School
                   District GO, 5.94%, 8/1/25
                   (FGIC)(1)                                            544,980
--------------------------------------------------------------------------------
        3,005,000  Santa Barbara County Rev.,
                   5.50%, 9/1/22 (AMBAC)                              3,368,305
--------------------------------------------------------------------------------
        7,755,000  Shasta Lake Public Finance
                   Auth. Rev., (Electrical
                   Enterprise), 6.25%, 4/1/21                         8,176,716
--------------------------------------------------------------------------------
        2,160,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                             2,294,287
--------------------------------------------------------------------------------
          500,000  Southern California Public
                   Power Auth. Rev., (Pooled
                   Project), 6.75%, 7/1/10 (FSA)                        622,770
--------------------------------------------------------------------------------
        2,400,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/14
                   (MBIA)(1)                                          1,595,664
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

California High-Yield Municipal - Schedule of Investments

FEBRUARY 29, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,250,000  Southern California Public
                   Power Auth. Rev.,
                   (Transmission), 6.35%, 7/1/15
                   (MBIA)(1)                                       $    785,713
--------------------------------------------------------------------------------
        1,200,000  Southwestern Community
                   College District GO, 5.625%,
                   8/1/18 (AMBAC)                                     1,386,696
--------------------------------------------------------------------------------
        1,000,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Brookside Estates No. 90-2),
                   6.20%, 8/1/15                                      1,045,290
--------------------------------------------------------------------------------
        4,195,000  Stockton Community Facilities
                   District Special Tax Rev.,
                   (Spanos Park West No.
                   2001-1), 6.375%, 9/1/32                            4,446,868
--------------------------------------------------------------------------------
        5,000,000  Sunnyvale Special Tax Rev.,
                   (Community Facilities District
                   No. 1), 7.75%, 8/1/32                              5,047,950
--------------------------------------------------------------------------------
        2,690,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/22 (FGIC)(1)                            1,092,490
--------------------------------------------------------------------------------
        2,220,000  Tahoe-Truckee Unified School
                   District GO, Series 1999 A,
                   (Improvement District No. 2),
                   6.19%, 8/1/23 (FGIC)(1)                              852,103
--------------------------------------------------------------------------------
        1,720,000  Tehama Community COP,
                   (Social Services Building),
                   7.00%, 10/3/05, Prerefunded
                   at 102% of Par(3)                                  1,916,527
--------------------------------------------------------------------------------
        2,000,000  Tustin Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 97-1),
                   6.375%, 9/1/08, Prerefunded
                   at 102% of Par(3)                                  2,434,660
--------------------------------------------------------------------------------
        1,500,000  University of California Rev.,
                   Series 2003 A, 5.00%,
                   5/15/23 (AMBAC)                                    1,596,135
--------------------------------------------------------------------------------
        3,925,000  Vallejo Hiddenbrooke
                   Improvement District No. 1
                   Rev., 6.50%, 9/1/31                                4,027,129
--------------------------------------------------------------------------------
        2,000,000  West Contra Costa Unified
                   School District COP, 7.125%,
                   1/1/24                                             2,057,860
--------------------------------------------------------------------------------
        1,485,000  West Patterson Financing Auth.
                   Community Facilities District
                   No. 1 Improvement Special
                   Tax, Series 2004 A, 6.10%,
                   9/1/32(5)                                          1,491,044
--------------------------------------------------------------------------------
        3,235,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.75%, 9/1/26                    3,497,844
--------------------------------------------------------------------------------
        1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 10), 6.20%, 9/1/29                    1,041,900
--------------------------------------------------------------------------------
        1,000,000  West Sacramento Special Tax
                   Rev., (Community Facilities
                   District No. 16), 6.00%, 9/1/33                    1,009,730
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------

       $2,895,000  Yuba City Unified School
                   District GO, 6.05%, 9/1/24
                   (FGIC)(1)                                       $  1,041,882
--------------------------------------------------------------------------------
        1,500,000  Yuba City Unified School
                   District GO, 6.05%, 3/1/25
                   (FGIC)(1)                                            523,345
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $323,654,020)                                                 347,795,566
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 0.1%

CALIFORNIA -- 0.1%
--------------------------------------------------------------------------------
          150,000  California Department of
                   Water Resources Rev., Series
                   2002 B2, VRDN, 0.96%,
                   3/1/04 (LOC: BNP Paribas)                            150,000
--------------------------------------------------------------------------------
          169,000  Federated California Municipal
                   Cash Trust                                           169,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL
SECURITIES
(Cost $319,000)                                                         319,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $323,973,020)                                                $348,114,566
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corp.

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2004.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities at February 29, 2004, was
    $18,382,984, which represented 5.2% of net assets.

(3) Escrowed to maturity in U.S. government securities or state and local government securities.

(4) Security, or a portion thereof, has been segregated for a when-issued security.

(5) When-issued security.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $323,973,020)                                              $348,114,566
---------------------------------------------------------------
Cash                                                                     306,081
---------------------------------------------------------------
Receivable for capital shares sold                                       589,532
---------------------------------------------------------------
Interest receivable                                                    6,640,888
--------------------------------------------------------------------------------
                                                                     355,651,067
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      1,485,000
---------------------------------------------------------------
Accrued management fees                                                  147,089
---------------------------------------------------------------
Distribution fees payable                                                  2,485
---------------------------------------------------------------
Service fees payable                                                       1,735
---------------------------------------------------------------
Dividends payable                                                        362,302
--------------------------------------------------------------------------------
                                                                       1,998,611
--------------------------------------------------------------------------------
NET ASSETS                                                          $353,652,456
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                     $333,473,469
---------------------------------------------------------------
Accumulated net realized loss on investment transactions              (3,962,559)
---------------------------------------------------------------
Net unrealized appreciation on investments                            24,141,546
--------------------------------------------------------------------------------
                                                                    $353,652,456
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                          $343,401,654
---------------------------------------------------------------
Shares outstanding                                                    34,187,276
---------------------------------------------------------------
Net asset value per share                                                 $10.04
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                            $4,751,311
---------------------------------------------------------------
Shares outstanding                                                       473,016
---------------------------------------------------------------
Net asset value per share                                                 $10.04
---------------------------------------------------------------
Maximum offering price (net asset value divided by 0.955)                 $10.51
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                              $840,199
---------------------------------------------------------------
Shares outstanding                                                        83,646
---------------------------------------------------------------
Net asset value per share                                                 $10.04
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                            $4,659,292
---------------------------------------------------------------
Shares outstanding                                                       463,859
---------------------------------------------------------------
Net asset value per share                                                 $10.04
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Interest                                                             $10,059,163
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                          917,044
---------------------------------------------------------------
Distribution fees:
---------------------------------------------------------------
   B Class                                                                 2,098
---------------------------------------------------------------
   C Class                                                                 8,589
---------------------------------------------------------------
Service fees:
---------------------------------------------------------------
   B Class                                                                   699
---------------------------------------------------------------
   C Class                                                                 3,643
---------------------------------------------------------------
Service and distribution fees -- A Class                                   3,700
---------------------------------------------------------------
Trustees' fees and expenses                                                5,910
---------------------------------------------------------------
Other expenses                                                               610
--------------------------------------------------------------------------------
                                                                         942,293
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  9,116,870
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                             283,831
---------------------------------------------------------------
Change in net unrealized appreciation on investments                  13,478,596
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                      13,762,427
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $22,879,297
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                $9,116,870     $19,046,496
-------------------------------------------
Net realized gain                                       283,831       2,432,147
-------------------------------------------
Change in net unrealized appreciation                13,478,596      (8,884,940)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            22,879,297      12,593,703
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                     (8,970,006)    (19,035,177)
-------------------------------------------
  A Class                                               (74,315)        (16,544)
-------------------------------------------
  B Class                                               (11,975)         (3,397)
-------------------------------------------
  C Class                                               (64,813)        (32,656)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (9,121,109)    (19,087,774)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                       1,542,865     (28,215,080)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                15,301,053     (34,709,151)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 338,351,403     373,060,554
--------------------------------------------------------------------------------
End of period                                      $353,652,456    $338,351,403
================================================================================

Undistributed net investment income                      --              $4,239
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. California High-Yield Municipal Fund
(the fund) is one fund in a series issued by the trust. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek high current income that is exempt from federal and California income taxes. The fund does this by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class, B Class and C
Class commenced on January 31, 2003, at which time the Investor Class was no longer available to new investors.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee

                                                                    (continued)

------
14

Notes to Financial Statements

FEBRUARY 29, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1925% to 0.3100% and the rates for the
Complex Fee range from 0.2900% to 0.3100%. For the six months ended February 29,
2004, the effective annual management fee for the Investor, A, B and C Classes was 0.53%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                               B          C
--------------------------------------------------------------------------------
Distribution Fee                                             0.75%      0.75%
--------------------------------------------------------------------------------
Service Fee                                                  0.25%      0.25%
--------------------------------------------------------------------------------

Effective January 2, 2004, the distribution fee for the C Class increased from
0.50% to 0.75%. This increase was approved by shareholders on November 21, 2003.
The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the six months ended February 29, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended February 29, 2004, were $24,496,812 and $24,134,092, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 29, 2004

Sold                                                 2,079,777      $20,519,944
-------------------------------------------
Issued in reinvestment of distributions                667,567        6,605,557
-------------------------------------------
Redeemed                                            (3,165,507)     (31,262,034)
--------------------------------------------------------------------------------
Net decrease                                          (418,163)     $(4,136,533)
================================================================================
YEAR ENDED AUGUST 31, 2003

Sold                                                 7,026,194      $69,272,601
-------------------------------------------
Issued in reinvestment of distributions              1,437,328       14,172,893
-------------------------------------------
Redeemed                                           (11,772,299)    (116,092,877)
--------------------------------------------------------------------------------
Net decrease                                        (3,308,777)    $(32,647,383)
================================================================================

                                                                    (continued)

------
15

Notes to Financial Statements

FEBRUARY 29, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                        SHARES         AMOUNT
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 29, 2004

Sold                                                   361,419       $3,563,508
-------------------------------------------
Issued in reinvestment of distributions                  5,217           51,721
-------------------------------------------
Redeemed                                               (26,891)        (266,020)
--------------------------------------------------------------------------------
Net increase                                           339,745       $3,349,209
================================================================================
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                   133,401       $1,318,703
-------------------------------------------
Issued in reinvestment of distributions                  1,608           15,777
-------------------------------------------
Redeemed                                                (1,738)         (17,032)
--------------------------------------------------------------------------------
Net increase                                           133,271       $1,317,448
================================================================================
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 29, 2004

Sold                                                    46,512         $460,168
-------------------------------------------
Issued in reinvestment of distributions                    658            6,525
--------------------------------------------------------------------------------
Net increase                                            47,170         $466,693
================================================================================
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                    36,897         $366,089
-------------------------------------------
Issued in reinvestment of distributions                    203            1,990
-------------------------------------------
Redeemed                                                  (624)          (6,028)
--------------------------------------------------------------------------------
Net increase                                            36,476         $362,051
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 29, 2004

Sold                                                   263,044       $2,617,852
-------------------------------------------
Issued in reinvestment of distributions                  2,601           25,746
-------------------------------------------
Redeemed                                               (79,542)        (780,102)
--------------------------------------------------------------------------------
Net increase                                           186,103       $1,863,496
================================================================================
PERIOD ENDED AUGUST 31, 2003(1)

Sold                                                   436,711       $4,343,178
-------------------------------------------
Issued in reinvestment of distributions                  1,971           19,390
-------------------------------------------
Redeemed                                              (160,926)      (1,609,764)
--------------------------------------------------------------------------------
Net increase                                           277,756       $2,752,804
================================================================================

(1) January 31, 2003 (commencement of sale) through August 31, 2003.

                                                                    (continued)

------
16

Notes to Financial Statements

FEBRUARY 29, 2004 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended February 29, 2004.

6. RISK FACTORS

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2004, the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $323,973,020
================================================================================
Gross tax appreciation of investments                              $24,200,261
-------------------------------------------
Gross tax depreciation of investments                                  (58,715)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $24,141,546
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

At August 31, 2003, the fund had accumulated capital losses of $4,246,390, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008 through 2009.

------
17

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED AUGUST 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                 2004(1)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $9.65       $9.84       $9.79       $9.44       $9.36       $9.93
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income           0.26        0.52        0.52        0.52        0.52        0.49
---------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.39       (0.19)       0.05        0.35        0.08       (0.46)
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.65        0.33        0.57        0.87        0.60        0.03
----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.26)      (0.52)      (0.52)      (0.52)      (0.52)      (0.49)
---------------------------
  From Net
  Realized Gains                   --          --          --          --          --        (0.11)
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.26)      (0.52)      (0.52)      (0.52)      (0.52)      (0.60)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $10.04       $9.65       $9.84       $9.79       $9.44       $9.36
====================================================================================================
  TOTAL RETURN(2)                 6.80%       3.35%       6.07%       9.50%       6.70%       0.26%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                      0.54%(3)      0.54%       0.54%       0.54%       0.54%       0.54%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      5.29%(3)      5.24%       5.37%       5.45%       5.64%       5.08%
---------------------------
Portfolio Turnover Rate            7%          30%         32%         47%         52%         59%
---------------------------
Net Assets, End of Period
(in thousands)                  $343,402    $334,032    $373,061    $336,400    $318,197    $341,968
----------------------------------------------------------------------------------------------------

(1) Six months ended February 29, 2004 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
18

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  A CLASS
--------------------------------------------------------------------------------
                                                            2004(1)    2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                                      0.25       0.29
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.39      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.64       0.15
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                                (0.25)     (0.29)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.04      $9.65
================================================================================
  TOTAL RETURN(3)                                            6.67%      1.48%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                      0.79%(4)    0.78%(4)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                      5.04%(4)    5.04%(4)
---------------------------------------------
Portfolio Turnover Rate                                       7%        30%(5)
---------------------------------------------
Net Assets, End of Period (in thousands)                    $4,751      $1,286
--------------------------------------------------------------------------------

(1) Six months ended February 29, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
19

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                  B CLASS
--------------------------------------------------------------------------------
                                                            2004(1)    2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                                      0.21       0.25
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.39      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.60       0.11
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                                (0.21)     (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.04      $9.65
================================================================================
  TOTAL RETURN(3)                                            6.28%      1.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                      1.54%(4)    1.53%(4)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                      4.29%(4)    4.43%(4)
---------------------------------------------
Portfolio Turnover Rate                                       7%        30%(5)
---------------------------------------------
Net Assets, End of Period (in thousands)                     $840       $352
--------------------------------------------------------------------------------

(1) Six months ended February 29, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
20

California High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 C CLASS
--------------------------------------------------------------------------------
                                                            2004(1)    2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.65      $9.79
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                                      0.22       0.26
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    0.39      (0.14)
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.61       0.12
--------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                                (0.22)     (0.26)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $10.04      $9.65
================================================================================
  TOTAL RETURN(3)                                            6.37%      1.22%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                      1.38%(4)    1.28%(4)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                      4.45%(4)    4.59%(4)
---------------------------------------------
Portfolio Turnover Rate                                       7%        30%(5)
---------------------------------------------
Net Assets, End of Period (in thousands)                    $4,659      $2,681
--------------------------------------------------------------------------------

(1) Six months ended February 29, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges. Total returns for periods less than one year are not annualized.
    The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
21

Proxy Voting Results

A special meeting of C Class shareholders was held on November 21, 2003, to vote on the following proposal. The proposal received the required majority of votes and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL

To vote on approval of the Amendment to the Master Distribution and Individual
Shareholder Services Plan.

--------------------------------------------------------------------------------
CALIFORNIA HIGH-YIELD MUNICIPAL FUND C CLASS
--------------------------------------------------------------------------------
For:                                                                1,354,387
--------------------------------------------------------------------------------
Against:                                                              206,462
--------------------------------------------------------------------------------
Abstain:                                                              324,858
--------------------------------------------------------------------------------

------
22

Share Class Information

Four classes of shares are authorized for sale by the fund: Investor Class, A
Class, B Class, and C Class. The total expense ratios of A, B, and C Class shares are higher than that of Investor Class shares. ON JANUARY 31, 2003,
INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
23

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Lehman Brothers Municipal Bond Index is a market-value-weighted index designed for the long-term tax-exempt bond market. THE LEHMAN BROTHERS LONG-TERM
MUNICIPAL BOND INDEX is composed of those securities included in the Lehman
Brothers Municipal Bond Index that have maturities greater than 22 years.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

RISK FACTORS

The fund concentrates its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

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24

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[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century logo, American Century and American Century Investments are service marks of American Century Services Corporation.

0404                                  American Century Investment Services, Inc.
SH-SAN-37812N                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century California Tax-Free and Municipal Funds

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  April 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  April 29, 2004

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  April 29, 2004